CNI CHARTER FUNDS LOGO OMITTED

                                         LARGE CAP VALUE EQUITY FUND
                                         LARGE CAP GROWTH EQUITY FUND
                                         TECHNOLOGY GROWTH FUND
                                         CORPORATE BOND FUND
                                         GOVERNMENT BOND FUND
                                         CALIFORNIA TAX EXEMPT BOND FUND
                                         HIGH YIELD BOND FUND
                                         PRIME MONEY MARKET FUND
                                         GOVERNMENT MONEY MARKET FUND
                                         CALIFORNIA TAX EXEMPT MONEY MARKET FUND

                                                                  March 31, 2001
                                                              SEMI-ANNUAL REPORT
[GRAPHIC OMITTED]
                                                             Investment Manager:
                                                       CITY NATIONAL INVESTMENTS
                                                A division of City National Bank

                                [GRAPHIC OMITTED]

CNI CHARTER FUNDS(SM)

         TABLE OF CONTENTS

    2    Letter to Shareholders
    3    Investment Advisers' Reports
    4    Statements of Net Assets
   32    Statements of Operations
   34    Statements of Changes in Net Assets
   38    Financial Highlights
   40    Notes to Financial Statements

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CNI CHARTER FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE CNI CHARTER FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

SHARES OF CNI CHARTER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------
                                CNI CHARTER FUNDS

LETTER TO SHAREHOLDERS
March 31, 2001

--------------------------------------------------------------------------------

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ending March 31, 2001, a period that saw considerable volatility and change in the financial markets.

The underlying investment philosophy of the CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Investments, as Investment Adviser to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the very difficult and complex financial environment we encountered in the period ending March 31, 2001.

As part of our ongoing efforts to broaden and enhance the investment alternatives available to clients who seek increased diversification and more tailored portfolios, we introduced the TECHNOLOGY GROWTH FUND to the CNI Charter Funds lineup last October.


SIX-MONTH MARKET WATCH: OCTOBER 2000 - MARCH 2001

The final quarter of 2000 and the first quarter of 2001 witnessed a wide and dramatic pullback in the prices of equities, both domestically and globally. Technology-related issues, the former market darlings in 1998 and 1999, were particularly hard hit during the period and lofty valuations collapsed under the pressures of waning economic growth and inflationary fears.

In January, responding to weakness in the economy and financial markets, the Federal Reserve Board shifted gears and began reducing short-term interest rates. By the end of March, the Federal Funds rate had been lowered three times, for a total of 150 basis points, to the 5.0% level. This change in monetary policy was generally interpreted as an effort to stave off what could have been the onset of a full-blown recession by injecting liquidity into an otherwise nervous marketplace.

Economic growth, which peaked at an annualized rate of more than 8.0% in the fourth quarter of 2000, took a toll on corporate earnings when it slowed sharply in the six months ending March 31, 2001. Companies in all sectors of the market reported earnings disappointments and investors fled out of equities and into the safety of U.S. government bonds. The performance of the major stock and bond indices shown below reflect this flight to quality.

SIX-MONTH INDEX WATCH:     OCTOBER 2000 - MARCH 2001
      S&P 500 Composite Index: ............. (18.8)%
      NASDAQ: .............................. (49.9)%
      Lehman Brothers Intermediate
      Government/Credit Bond Index: ........   7.2%

SIX-MONTH WATCH: CNI CHARTER FUNDS PERFORMANCE

By adhering to our basic investment discipline and maintaining the appropriate amount of risk management in the various portfolios, each of the Funds managed to provide returns that were competitive in their respective investment arenas during this turbulent period.

The 6.6% decline in the LARGE CAP VALUE EQUITY FUND was well under half the 18.8% drop in the overall equity market (as measured by the S&P 500 Composite Index). The more significant drop in the LARGE CAP GROWTH EQUITY FUND reflected the performance of growth-oriented equity funds in general, but was better than most of the relevant competitors. And although we managed to outpace the competition on a relative basis, the dramatic pullback in technology stocks significantly affected the value of our new TECHNOLOGY GROWTH FUND. In all three cases, however, we see these setbacks as "temporary, bear-market phenomena" that will likely reverse themselves in time. We remain confident that our equity funds will continue to provide competitive returns in line with their respective risk parameters and will ultimately benefit the patient, long-term equity investor.

On both an absolute and relative basis, the various CNI Charter Fixed Income and Money Market Funds performed very well during this six-month period. In all cases, these Funds produced solid, positive and highly competitive returns in line with their risk and return objectives.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or the CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.


Sincerely,

/S/SIGNATURE                       /S/SIGNATURE

VERNON C. KOZLEN                   RICHARD A. WEISS
President                          Chief Investment Officer
CNI Charter Funds                  City National Investments


--------------------------------------------------------------------------------
2                                  CNI CHARTER FUNDS

INVESTMENT ADVISERS' REPORTS
March 31, 2001

EQUITY FUNDS
--------------------------------------------------------------------------------

The old proverb that says "May you live in exciting times" comes to mind to describe the six months ending March 31, 2001 -- a painful period for many equity investors. As the economic slowdown became more pronounced, stocks fell sharply as investors abandoned equities for the relative safety of fixed income investments. Growth companies, and technology companies in particular, were punished by a confluence of slowdowns in consumer and business spending, reduced consumer confidence, the downfall of the Internet sector, and increases in the rates of unemployment and inflation. There were some "bright" spots, relatively speaking, with value stocks regaining favor and falling only about one-third as much as the S&P 500 Composite Index.

While painful, the period served to remind investors that the business cycle is alive and well, that no sector or industry is immune, and that stock prices can fall as dramatically as they rise. As CEOs reversed themselves from declarations of immunity to the economic slowdown, a new term emerged: "limited visibility" -- used by Wall Street to describe management's inability to forecast revenue and earnings with any accuracy. On the plus side, declining stock prices brought equity valuations closer to alignment with historical standards.

The CNI Charter Equity Funds achieved competitive performance during this turbulent period, and are likely well positioned for solid long-term returns. THE LARGE CAP GROWTH EQUITY FUND and the TECHNOLOGY GROWTH FUND are investing in the sectors that may provide strong growth engines for the world economy over the next five years, including enhanced information management, broadband, wireless transmission, and advancements in disease treatment and prevention. The LARGE CAP VALUE EQUITY FUND invests in the shares of companies with low Price-to-Equity and Price-to-Book ratios that should appreciate over time as the market recognizes their value.

We believe great opportunities exist for investors who need equity participation in their diversified portfolios. With value, growth, and technology investment vehicles available, investors in CNI Charter Equity Funds can build diversified portfolios and reap the long-term rewards of equity investing.


Sincerely,

/S/SIGNATURE

RICHARD K. BARNETT, CFA
Director of Equities
City National Investments


FIXED INCOME FUNDS
--------------------------------------------------------------------------------

Our taxable bond funds had strong positive performance during the six months ending March 31, 2001.

The bond market as a whole performed very well in the last quarter of 2000 and the first quarter of 2001 as interest rates declined in response to a slowing economy and rate cuts by the Federal Reserve Board. An ongoing flight to quality out of stocks and into bonds helped push bond prices higher and rates lower during this period. The net effect was to push interest rates on one-year Treasury securities down almost two points and rates on five-year Treasury securities down 1.3 points during the six-month period ending March 31, 2001.

While the economy weakened and stocks fell, Treasury securities outperformed the other fixed income sectors. Since the first of this year however, corporate bonds have outperformed Treasuries -- suggesting that the economic downturn may be moderate and short-lived. Past experience tells us that corporate bonds begin rallying well before the low point in deteriorating credit quality.

California's energy crisis had a strong impact on the state's tax-exempt municipal bond sector early in 2001. As it became apparent that the state would have to assume the financial burden for purchasing power, rating agencies put California's general obligation debt on "negative credit watch". Since January, this situation caused California bonds to dramatically underperform compared to national municipal bonds. Because our CALIFORNIA TAX EXEMPT BOND FUND is heavily invested in California bonds, it also has underperformed bond indices with national issues. It is important to note, however, that our fund outperformed its peer group as measured by Lipper fund averages. For the six month period, our Fund returned 4.1% while the Lipper CA Short/Intermediate Municipal Fund Average returned 3.6%.

CNI Charter Money Market Funds were well positioned to take advantage of the rewards available in the inverted yield curve found within one-year investments. Our Money Market Funds grew significantly in size during the six months as investors moved to the sidelines and captured these higher yields.


Sincerely,

/S/SIGNATURE

RODNEY J. OLEA
Director of Fixed Income
City National Investments

--------------------------------------------------------------------------------

                              CNI CHARTER FUNDS                                3

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Large Cap Value Equity Fund

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS (95.7%)
   AEROSPACE & DEFENSE (0.8%)
   Boeing                                3,980        $  222

   AIR TRANSPORTATION (0.6%)
   Southwest Airlines                    9,300           165

   ALUMINUM (1.4%)
   Alcan                                 4,000           144
   Alcoa                                 7,000           252
                                                      -------
     TOTAL ALUMINUM                                      396
                                                      -------

   AUTOMOTIVE (1.9%)
   Ford Motor                           10,384           292
   General Motors                        4,750           246
                                                      -------
     TOTAL AUTOMOTIVE                                    538
                                                      -------

   BANKS (14.5%)
   Bank of America                       7,827           429
   Citigroup                            24,986         1,124
   Comerica                              5,300           326
   First Union                           8,000           264
   FleetBoston Financial                 4,300           162
   JP Morgan Chase                      18,005           808
   PNC Financial Services Group          3,400           230
   Suntrust Banks                        3,000           194
   Union Planters                        1,400            54
   Wells Fargo                          10,030           496
                                                      -------
     TOTAL BANKS                                       4,087
                                                      -------

   BUILDING & CONSTRUCTION (0.7%)
   Centex                                2,400           100
   KB Home                               3,100           101
                                                      -------
     TOTAL BUILDING & CONSTRUCTION                       201
                                                      -------

   CHEMICALS (2.1%)
   Air Products & Chemicals              7,400           284
   Engelhard                            11,700           303
                                                      -------
     TOTAL CHEMICALS                                     587
                                                      -------

   COMMMUNICATION EQUIPMENT (1.2%)
   ADC Telecommunications*               4,600            39
   Lucent Technologies                  11,000           110
   Nortel Networks                      14,100           198
                                                      -------
     TOTAL COMMMUNICATION EQUIPMENT                      347
                                                      -------

   COMPUTERS & SERVICES (2.2%)
   Compaq Computer                       9,800           178
   Gateway*                              3,100            52
   Hewlett-Packard                       9,000           281
   IBM                                   1,150           111
                                                      -------
     TOTAL COMPUTERS & SERVICES                          622
                                                      -------


--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   DISTRIBUTORS -- FOOD & HEALTH (0.7%)
   Cardinal Health                       2,100         $ 203

   DIVERSIFIED MANUFACTURING (4.6%)
   Illinois Tool Works                   2,700           153
   ITT Industries                        6,900           267
   Minnesota Mining & Manufacturing      4,040           420
   Textron                               1,300            74
   Tyco International Limited            8,700           376
                                                      -------
     TOTAL DIVERSIFIED MANUFACTURING                   1,290
                                                      -------

   DRUGS (2.1%)
   Bristol-Myers Squibb                  2,575           153
   Merck                                 5,050           383
   Watson Pharmaceutical*                1,100            58
                                                      -------
     TOTAL DRUGS                                         594
                                                      -------

   ELECTRICAL PRODUCTS (2.7%)
   Emerson Electric                      2,100           130
   General Electric                     13,400           561
   Solectron*                            3,100            59
                                                      -------
     TOTAL ELECTRICAL PRODUCTS                           750
                                                      -------

   ELECTRICAL SERVICES (3.7%)
   AES*                                  5,040           252
   Entergy                               1,700            65
   FirstEnergy                           9,700           271
   Sempra Energy                         8,600           200
   TXU                                   6,300           260
                                                      -------
     TOTAL ELECTRICAL SERVICES                         1,048
                                                      -------

   ENTERTAINMENT (1.7%)
   Viacom, Cl B*                         1,405            62
   Walt Disney                          14,500           415
                                                      -------
     TOTAL ENTERTAINMENT                                 477
                                                      -------

   FINANCIAL SERVICES (5.8%)
   Capital One Financial                 2,900           161
   Countrywide Credit Industries         5,600           276
   Fannie Mae                            2,100           167
   Franklin Resources                    8,200           321
   Freddie Mac                           5,530           359
   MBNA                                 10,740           356
                                                      -------
     TOTAL FINANCIAL SERVICES                          1,640
                                                      -------

   FOOD, BEVERAGE & TOBACCO (3.2%)
   Coca-Cola                             4,975           225
   Coca-Cola Enterprises                 6,400           114
   Safeway*                              6,000           331
   Unilever NV, ADR                      4,400           232
                                                      -------
     TOTAL FOOD, BEVERAGE & TOBACCO                      902
                                                      -------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
4
                                CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Large Cap Value Equity Fund (CONTINUED)

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   GAS/NATURAL GAS (2.1%)
   EL Paso                               5,500        $  359
   Nicor                                 6,100           227
                                                      -------
     TOTAL GAS/NATURAL GAS                               586
                                                      -------

   HEALTHCARE SERVICES (0.3%)
   UnitedHealth Group                    1,460            87

   HOTELS & LODGING (1.5%)
   Carnival                             10,000           277
   Starwood Hotels & Resorts Worldwide   4,000           136
                                                      -------
     TOTAL HOTELS & LODGING                              413
                                                      -------

   HOUSEHOLD PRODUCTS -- NON DURABLE (1.6%)
   Clorox                                6,400           201
   Procter & Gamble                      3,800           238
                                                      -------
     TOTAL HOUSEHOLD PRODUCTS -- NON DURABLE              439
                                                      -------

   INSURANCE (4.4%)
   Allstate                             10,600           445
   Cigna                                 1,600           172
   Hartford Financial Services           4,800           283
   Lincoln National                      7,800           331
                                                      -------
     TOTAL INSURANCE                                   1,231
                                                      -------

   INVESTMENT BANKER/BROKER DEALER (2.4%)
   Goldman Sachs Group                   2,600           221
   Merrill Lynch                         3,260           181
   Morgan Stanley Dean Witter            5,200           278
                                                      -------
     TOTAL INVESTMENT BANKER/BROKER DEALER               680
                                                      -------

   MISCELLANEOUS BUSINESS SERVICES (0.7%)
   Computer Sciences*                    1,300            42
   Electronic Data Systems               1,800           101
   Unisys*                               3,200            45
                                                      -------
     TOTAL MISCELLANEOUS BUSINESS SERVICES               188
                                                      -------

   PAPER & PAPER PRODUCTS (0.6%)
   Georgia-Pacific Group                 6,200           182

   PETROLEUM & FUEL PRODUCTS (3.1%)
   Anadarko Petroleum                    7,098           446
   Apache                                2,500           144
   Rowan*                                8,000           220
   Transocean Sedco Forex                1,700            74
                                                      -------
     TOTAL PETROLEUM & FUEL PRODUCTS                     884
                                                      -------

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   PETROLEUM REFINING (9.7%)
   Chevron                               4,800         $ 421
   Enron                                 2,690           156
   Exxon Mobil                          16,130         1,307
   Phillips Petroleum                    3,500           193
   Texaco                                6,390           424
   USX-Marathon Group                    8,800           237
                                                      -------
     TOTAL PETROLEUM REFINING                          2,738
                                                      -------

   PREPACKAGING SOFTWARE (0.5%)
   Computer Associates International     5,625           153

   PRINTING & PUBLISHING (1.3%)
   Gannett                               4,025           240
   Tribune                               3,300           134
                                                      -------
     TOTAL PRINTING & PUBLISHING                         374
                                                      -------

   RETAIL (6.6%)
   Best Buy*                             2,900           104
   Circuit City Stores                   3,800            40
   CVS                                   3,600           211
   Darden Restaurants                    5,700           135
   Limited                               3,900            61
   Lowe's                                1,900           111
   McDonald's                            6,135           163
   Sears Roebuck                         8,700           307
   Starbucks*                            5,900           250
   Target                               13,160           475
                                                      -------
     TOTAL RETAIL                                      1,857
                                                      -------

   SEMI-CONDUCTORS/INSTRUMENTS (2.4%)
   Applied Materials*                    2,400           104
   Intel                                11,150           293
   Micron Technology*                    3,800           158
   Novellus Systems*                     1,900            77
   Teradyne*                             1,600            53
                                                      -------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   685
                                                      -------

   TELEPHONES & TELECOMMUNICATIONS (8.5%)
   BellSouth                             9,600           393
   Global Crossing Limited*              6,400            86
   Qwest Communications International*  10,462           367
   SBC Communications                    9,300           415
   Sprint (FON Group)                    2,300            51
   Sprint (PCS Group)*                   3,000            57
   Verizon Communications*              13,309           656
   WorldCom*                            19,500           364
                                                      -------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             2,389
                                                      -------

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                                5

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Large Cap Value Equity Fund (CONCLUDED)

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   TRUCKING & LEASING (0.1%)
   Ryder System                          2,000        $   36
                                                      -------
     TOTAL COMMON STOCKS
       (Cost $20,921)                                 26,991
                                                      -------

CASH EQUIVALENTS (3.3%)
   Fidelity Institutional Domestic
     Money Market Portfolio, Cl I      487,095           487
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A             451,586           452
                                                      -------
     TOTAL CASH EQUIVALENTS
       (Cost $939)                                       939
                                                      -------
     TOTAL INVESTMENTS (99.0%)
       (Cost $21,860)                                 27,930
     OTHER ASSETS AND LIABILITIES, NET (1.0%)            279
                                                      -------

NET ASSETS:
   Fund Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 3,224,636 outstanding
     shares of beneficial interest                    19,330
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based on
     74,458 outstanding shares of
     beneficial interest                                 735
   Accumulated net realized gain
     on investments                                    2,074
   Net unrealized appreciation
     on investments                                    6,070
                                                      -------
     TOTAL NET ASSETS (100.0%)                        28,209
                                                      -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $8.55
                                                      -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $8.55
                                                      -------

*Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
6                             CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Large Cap Growth Equity Fund

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS (95.8%)
   AUTOMOTIVE (0.5%)
   Harley-Davidson                       2,100         $  80

   BANKS (3.6%)
   Bank of New York                      2,800           138
   Citigroup                             6,400           288
   Northern Trust                        1,000            63
   State Street                            700            65
   US Bancorp                            2,300            53
                                                      -------
     TOTAL BANKS                                         607
                                                      -------

   BIOTECHNOLOGY (1.7%)
   Amgen*                                3,100           187
   Biogen*                               1,000            63
   Medimmune*                            1,100            39
                                                      -------
     TOTAL BIOTECHNOLOGY                                 289
                                                      -------

   BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
   Univision Communications, Cl A*       2,700           103

   BUILDING & CONSTRUCTION (1.0%)
   Centex                                4,200           175

   COMMUNICATION EQUIPMENT (2.0%)
   ADC Telecommunications*               4,000            34
   Corning                               3,100            64
   Nokia ADR                             5,000           120
   Tellabs*                              2,900           118
                                                      -------
     TOTAL COMMUNICATION EQUIPMENT                       336
                                                      -------

   COMPUTERS & SERVICES (7.5%)
   Cisco Systems*                       25,150           398
   Dell Computer*                        9,465           243
   EMC-Mass                              6,520           192
   Gateway*                              1,600            27
   IBM                                   2,700           260
   Sapient*                              2,600            19
   Sun Microsystems*                     8,100           125
                                                      -------
     TOTAL COMPUTERS & SERVICES                        1,264
                                                      -------

   DISTRIBUTORS -- FOOD & HEALTH (0.6%)
   Cardinal Health                       1,100           106


   DIVERSIFIED MANUFACTURING (1.3%)
   ITT Industries                        4,000           155
   Jabil Circuit*                        2,700            58
                                                      -------
     TOTAL DIVERSIFIED MANUFACTURING                     213
                                                      -------

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   DRUGS (19.4%)
   Abbott Laboratories                   5,795        $  273
   Alza*                                 1,300            53
   American Home Products                4,400           259
   Bristol-Myers Squibb                  6,715           399
   Eli Lilly                             4,830           370
   Forest Laboratories*                    900            53
   King Pharmaceuticals*                 1,000            41
   Merck                                 8,955           680
   Pfizer                               19,808           811
   Schering-Plough                       9,440           345
                                                      -------
     TOTAL DRUGS                                       3,284
                                                      -------

   ELECTRICAL PRODUCTS (7.1%)
   American Power Conversion*            2,500            32
   General Electric                     22,275           932
   Power-One*                            2,800            41
   Sanmina*                              2,900            57
   Solectron*                            7,200           137
                                                      -------
     TOTAL ELECTRICAL PRODUCTS                         1,199
                                                      -------

   ELECTRICAL TECHNOLOGY (0.9%)
   Energizer Holdings*                   5,979           150

   ENTERTAINMENT (7.3%)
   AOL Time Warner*                     19,270           774
   Viacom, Cl B*                         5,100           224
   Walt Disney                           8,200           235
                                                      -------
     TOTAL ENTERTAINMENT                               1,233
                                                      -------

   FINANCIAL SERVICES (2.1%)
   Capital One Financial                 2,600           144
   Charles Schwab                        5,300            82
   Providian Financial                   2,600           128
                                                      -------
     TOTAL FINANCIAL SERVICES                            354
                                                      -------

   FOOD, BEVERAGE & TOBACCO (4.6%)
   Coca-Cola                             8,500           384
   PepsiCo                               5,400           237
   Unilever NV, ADR                      3,105           163
                                                      -------
     TOTAL FOOD, BEVERAGE & TOBACCO                      784
                                                      -------

   HOUSEHOLD PRODUCTS -- NON DURABLE (3.3%)
   Avon Products                         1,200            48
   Colgate-Palmolive                     1,900           105
   Kimberly-Clark                        3,700           251
   Procter & Gamble                      2,400           150
                                                      -------
     TOTAL HOUSEHOLD PRODUCTS-- NON DURABLE              554
                                                      -------

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                               7

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Large Cap Growth Equity Fund (CONCLUDED)

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   INSURANCE (3.0%)
   American International Group          6,200       $   499

   MEDICAL PRODUCTS & SERVICES (4.1%)
   Guidant*                              3,900           175
   Johnson & Johnson                     3,495           306
   Medtronic                             4,570           209
                                                     --------
     TOTAL MEDICAL PRODUCTS & SERVICES                   690
                                                     --------

   MISCELLANEOUS CONSUMER SERVICES (0.2%)
   Robert Half International*            1,400            31

   PERSONAL CREDIT INSTITUTIONS (1.2%)
   American Express                      4,800           198

   PREPACKAGING SOFTWARE (9.3%)
   Adobe Systems                         1,600            56
   Computer Associates International     5,410           147
   Microsoft*                           18,965         1,037
   Oracle*                              22,460           336
                                                     --------
     TOTAL PREPACKAGING SOFTWARE                       1,576
                                                     --------

   PROFESSIONAL SERVICES (0.8%)
   Paychex                               3,755           139

   RETAIL (9.2%)
   Gap                                   3,300            78
   Home Depot                            8,500           366
   Kohl's*                               1,500            93
   Sears Roebuck                         5,300           187
   Starbucks*                            2,000            85
   Wal-Mart Stores                      14,675           741
                                                     --------
     TOTAL RETAIL                                      1,550
                                                     --------

   SEMI-CONDUCTORS/INSTRUMENTS (4.5%)
   Altera*                               3,000            64
   Intel                                23,950           630
   Maxim Integrated Products*            1,500            62
                                                     --------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   756
                                                     --------
     TOTAL COMMON STOCKS
       (Cost $18,964)                                 16,170
                                                     --------

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)
   Fidelity Institutional Domestic
     Money Market Portfolio, Cl I      332,594       $   333
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A              66,632            67
                                                     --------
     TOTAL CASH EQUIVALENTS
       (Cost $400)                                       400
                                                     --------
     TOTAL INVESTMENTS (98.1%)
       (Cost $19,364)                                 16,570
     OTHER ASSETS AND LIABILITIES, NET (1.9%)            314
                                                     --------

NET ASSETS:
   Fund Shares -- Institutional Class
    (unlimited authorization -- $0.01 par
     value) based on 2,366,208 outstanding
     shares of beneficial interest                    20,721
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 73,062 outstanding shares of
     beneficial interest                                 772
   Accumulated net investment loss                       (24)
   Accumulated net realized loss
     on investments                                   (1,791)
   Net unrealized depreciation
     on investments                                   (2,794)
                                                     --------
     TOTAL NET ASSETS (100.0%)                        16,884
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $6.92
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $6.90
                                                     --------

*Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                               CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Technology Growth Fund

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

COMMON STOCKS (91.2%)
   BIOMEDICAL RESEARCH & PRODUCTS (3.8%)
   Amgen*                                  220        $   13
   Applied Biosystems Group - Applera      100             3
   Genencor International*                 650             7
   Genentech*                              160             8
   Genzyme - General Division*             180            16
   Idec Pharmaceuticals*                   195             8
   Medimmune*                              150             5
                                                      -------
     TOTAL BIOMEDICAL RESEARCH & PRODUCTS                 60
                                                      -------

   CIRCUIT BOARDS (1.9%)
   Flextronics International Limited*    1,000            15
   Sanmina*                                790            15
                                                      -------
     TOTAL CIRCUIT BOARDS                                 30
                                                      -------

   COMMUNICATION EQUIPMENT (14.1%)
   Alcatel ADR                             700            20
   Anaren Microwave*                       200             3
   CIENA*                                  450            19
   Comverse Technology*                    200            12
   Gemstar - TV Guide International*       450            13
   Juniper Networks*                       200             8
   Lucent Technologies                   1,200            12
   Motorola                              1,150            16
   Network Appliance*                      395             7
   Nokia ADR                             2,150            52
   Nortel Networks                       1,000            14
   Powerwave Technologies*                 340             5
   Qualcomm*                               450            25
   Sawtek*                                 675            12
   Scientific-Atlanta                      100             4
                                                      -------
     TOTAL COMMUNICATION EQUIPMENT                       222
                                                      -------

   COMPUTER EQUIPMENT (4.5%)
   Avocent*                                850            19
   C-Cube Microsystems*                    275             3
   Cisco Systems*                        3,130            49
                                                      -------
     TOTAL COMPUTER EQUIPMENT                             71
                                                      -------

   COMPUTER SERVICES (3.3%)
   At Home*                                900             4
   Electronic Data Systems                 750            42
   Mercury Interactive*                    150             6
                                                      -------
     TOTAL COMPUTER SERVICES                              52
                                                      -------
   COMPUTER SYSTEMS (20.6%)
   3Com*                                 2,400            14
   Dell Computer*                        1,500            39
   EMC - Mass                            1,930            57
   Gateway*                                800            13


--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   Hewlett-Packard                       1,500        $   47
   IBM                                     950            91
   McData, Cl A*                            44             1
   Solectron*                              900            17
   Sun Microsystems*                     2,875            44
                                                      -------
     TOTAL COMPUTER SYSTEMS                              323
                                                      -------

   DIVERSIFIED MANUFACTURING (1.4%)
   Jabil Circuit*                          950            21

   ELECTRICAL TECHNOLOGY (3.7%)
   Electro Scientific Industries*          650            18
   Teradyne*                             1,200            40
                                                      -------
     TOTAL ELECTRICAL TECHNOLOGY                          58
                                                      -------

   ENTERTAINMENT (3.9%)
   AOLTime Warner*                       1,520            61

   INTERNET SERVICE PROVIDERS (0.1%)
   Infospace*                              450             1

   PREPACKAGING SOFTWARE (14.7%)
   Ariba*                                  200             2
   Barra*                                  300            16
   Brocade Communications System*          250             5
   Computer Associates International       850            23
   I2 Technologies*                        300             4
   Microsoft*                            2,000           109
   Oracle*                               3,890            58
   Veritas Software*                       300            14
                                                      -------
     TOTAL PREPACKAGING SOFTWARE                         231
                                                      -------
   SEMI-CONDUCTORS/INSTRUMENTS (17.1%)
   Altera*                               1,100            24
   Analog Devices*                         300            11
   Conexant Systems*                       255             2
   Cree*                                   400             6
   Intel                                 2,600            68
   JDS Uniphase*                         1,350            25
   Linear Technology                     1,000            41
   Maxim Integrated Products*              300            12
   Micrel*                                 100             3
   PMC - Sierra*                           300             7
   QLogic*                                 200             5
   Rambus*                                 200             4
   RF Micro Devices*                       600             7
   Silicon Storage Technology*             425             4
   Texas Instruments                     1,275            39
   Xilinx*                                 300            11
                                                      -------
     TOTAL SEMI-CONDUCTORS/INSTRUMENTS                   269
                                                      -------



                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                  CNI CHARTER FUNDS                            9

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Technology Growth Fund (CONCLUDED)

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

   TELEPHONES & TELECOMMUNICATIONS (2.1%)
   Corning                                 600        $   12
   Level 3 Communications*                 375             7
   Metromedia Fiber Network, Cl A*         900             5
   Openwave Systems*                       300             6
   Sycamore Networks*                      280             3
                                                      -------
     TOTAL TELEPHONES & TELECOMMUNICATIONS                33
                                                      -------
     TOTAL COMMON STOCKS
       (Cost $2,640)                                   1,432
                                                      -------

 CASH EQUIVALENTS (8.8%)
   Fidelity Institutional Domestic Money
     Market Portfolio, Cl I             69,491            69
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A              69,527            70
                                                      -------
     TOTAL CASH EQUIVALENTS
       (Cost $139)                                       139
                                                      -------
     TOTAL INVESTMENTS (100.0%)
       (Cost $2,779)                                   1,571
     OTHER ASSETS AND LIABILITIES, NET (0.0%)             --
                                                      -------

NET ASSETS:
   Fund Shares -- Institutional Class
    (unlimited authorization -- $0.01 par
     value) based on 214,377 outstanding
     shares of beneficial interest                     2,110
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 94,656 outstanding shares
     of beneficial interest                              671
   Distributions in excess of net
     investment income                                    (2)
   Net unrealized depreciation
     on investments                                   (1,208)
                                                      -------
     TOTAL NET ASSETS (100.0%)                         1,571
                                                      -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $5.08
                                                      -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $5.08
                                                      -------

* Non-income producing security
ADR -- American Depository Receipt
Cl -- Class

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
10                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Corporate Bond Fund

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (5.0%)
   U.S. Treasury Notes
     5.500%, 05/31/03                    $ 400        $  410
     6.000%, 08/15/09                      900           961
                                                      -------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,300)                                   1,371
                                                      -------

CORPORATE BONDS (71.8%)
   AIR TRANSPORTATION (3.3%)
   Continental Airlines, Ser 972A
     7.148%, 06/30/07                      458           473
   Federal Express, Ser A2
     7.890%, 09/23/08                      425           443
                                                      -------
     TOTAL AIR TRANSPORTATION                            916
                                                      -------

   BANKS (13.2%)
   Bank One
     6.400%, 08/01/02                      600           610
   Chase Manhattan Bank
     7.125%, 02/01/07                      500           522
     7.000%, 06/01/05                      200           208
   Deutsche Bank
     7.500%, 04/25/09                      500           536
   First Union
     7.100%, 08/15/04                      600           623
   First Union National Bank
     7.125%, 10/15/06                      100           104
   Fleet National Bank
     8.625%, 02/15/05                      100           110
   HSBC Americas
     6.625%, 03/01/09                      500           501
   Norwest, Ser F, MTN
     6.500%, 06/01/05                      125           128
   Wells Fargo
     7.250%, 08/24/05                      250           265
                                                      -------
     TOTAL BANKS                                       3,607
                                                      -------

   CHEMICALS (0.7%)
   Praxair
     6.625%, 10/15/07                      200           203

   DRUGS (0.7%)
   Pfizer
     6.625%, 09/15/02                      200           204

   ELECTRIC PRODUCTS (0.4%)
   Emerson Electric
     6.300%, 11/01/05                      100           103

   ELECTRICAL SERVICES (5.5%)
   Consolidated Edison, Ser 92B
     7.625%, 03/01/04                      100           104


--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Florida Power
     6.000%, 07/01/03                    $ 250        $  252
   Georgia Power
     6.350%, 08/01/03                      100           100
   Iowa Electric Light & Power
     6.000%, 10/01/08                      200           195
   Otter Tail Power
     7.250%, 08/01/02                      184           189
   Potomac Electric Power
     5.625%, 10/15/03                      150           151
   Public Service Electric & Gas, Ser RR
     6.125%, 08/01/02                      300           303
   Tampa Electric
     6.125%, 05/01/03                      100           102
   Wisconsin Power & Light, Ser Y
     7.600%, 07/01/05                      100           107
                                                      -------
     TOTAL ELECTRICAL SERVICES                         1,503
                                                      -------

   ENTERTAINMENT (0.4%)
   Walt Disney, Ser B
     6.750%, 03/30/06                      100           106

   FINANCIAL SERVICES (13.9%)
   Associates N.A.
     5.800%, 04/20/04                      500           505
   Cit Group
     7.125%, 10/15/04                      600           621
   Countrywide Funding
     8.250%, 07/15/02                       60            62
   Countrywide Funding, Ser D, MTN
     6.280%, 01/15/03                      100           101
   General Electric Capital, Ser A, MTN
     6.650%, 09/03/02                      500           512
   Texaco Capital
     8.625%, 06/30/10                      200           233
   Textron Financial
     7.125%, 12/09/04                      800           825
   Washington Mutual Financial
     7.250%, 06/15/06                      600           625
   Wells Fargo Financial
     6.125%, 08/01/03                      200           204
     6.000%, 02/01/04                      100           102
                                                      -------
     TOTAL FINANCIAL SERVICES                          3,790
                                                      -------

   FOOD, BEVERAGE & TOBACCO (0.4%)
   Campbell Soup
     5.625%, 09/15/03                      100           100

   INSURANCE (1.5%)
   American General
     6.250%, 03/15/03                      250           255
   Lion Connecticut Holdings
     6.375%, 08/15/03                      150           153
                                                      -------
     TOTAL INSURANCE                                     408
                                                      -------


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                   CNI CHARTER FUNDS                          11

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Corporate Bond Fund (CONTINUED)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   INVESTMENT BANKER/BROKER DEALER (5.5%)
   Goldman Sachs Group
     6.875%, 01/15/11                    $ 500        $  507
   JP Morgan
     6.250%, 12/15/05                      150           152
   Merrill Lynch
     7.375%, 05/15/06                      100           106
   Morgan Stanley Dean Witter
     6.375%, 12/15/03                      100           103
   Morgan Stanley Dean Witter,
     Ser I, MTN
     7.760%, 06/22/04                      130           138
   Salomon Smith Barney Holdings
     6.375%, 10/01/04                      500           513
                                                      -------
     TOTAL INVESTMENT BANKER/BROKER DEALER             1,519
                                                      -------

   LEASING & RENTING (1.5%)
   International Lease Finance
     6.375%, 08/01/02                      400           407

   MACHINERY (2.6%)
   Caterpillar
     9.000%, 04/15/06                      620           705

   PERSONAL CREDIT INSTITUTIONS (3.9%)
   Ford Motor Credit
     7.875%, 06/15/10                      250           267
     6.750%, 05/15/05                      100           102
     6.625%, 06/30/03                      100           102
     6.375%, 12/15/05                      100           101
   General Motors Acceptance, MTN
     6.500%, 10/18/02                      500           508
                                                      -------
     TOTAL PERSONAL CREDIT INSTITUTIONS                1,080
                                                      -------

   PETROLEUM & FUEL PRODUCTS (3.6%)
   Shell Oil
     6.700%, 08/15/02                      100           103
   Union Oil of California, Ser C, MTN
     7.900%, 04/18/08                      800           879
                                                      -------
     TOTAL PETROLEUM & FUEL PRODUCTS                     982
                                                      -------

   RETAIL (2.2%)
   Gap
     6.900%, 09/15/07                      200           199
   Sears Roebuck Acceptance
     6.700%, 11/15/06                      100           101
   Wal-Mart Stores
     6.375%, 03/01/03                      150           154
     5.875%, 10/15/05                      150           153
                                                      -------
     TOTAL RETAIL                                        607
                                                      -------

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   TELEPHONES & TELECOMMUNICATIONS (12.5%)
   Bell Atlantic of Maryland
     6.000%, 05/01/03                    $ 200        $  204
   Bell Atlantic of New Jersey
     5.875%, 02/01/04                      100           101
   Bell Telephone of Pennsylvania
     6.125%, 03/15/03                      100           102
     4.750%, 05/01/01                      100           100
   BellSouth Telecommunications
     6.375%, 06/15/04                      100           102
     6.250%, 05/15/03                      300           306
   Carolina Telephone & Telegraph
     6.125%, 05/01/03                      250           252
   GTE Florida, Ser D
     6.250%, 11/15/05                      200           204
   New York Telephone
     6.500%, 03/01/05                      250           256
     5.625%, 11/01/03                      100           101
   QWest
     6.125%, 11/15/05                      350           345
   SBC Communications
     6.250%, 03/01/05                      200           204
   Sprint Capital
     6.125%, 11/15/08                      500           466
   United Telephone of Florida, Ser EE
     6.250%, 05/15/03                      100           101
   United Telephone of Ohio, Ser BB
     6.625%, 10/01/02                      100           102
   Worldcom
     7.750%, 04/01/07                      450           459
                                                      -------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             3,405
                                                      -------
     TOTAL CORPORATE BONDS
       (Cost $18,904)                                 19,645
                                                      -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (18.4%)
   FHLB
     6.625%, 11/15/10                    1,600         1,703
     6.500%, 11/15/05                    2,850         2,998
   FHLMC REMIC, Ser 2068, Cl CA
     6.500%, 03/15/26                       46            46
   FNMA MTN
     6.000%, 07/17/01                      275           276
                                                      -------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $4,946)                                   5,023
                                                      -------

YANKEE BONDS (1.5%)
   Nova Scotia, Ser FSA
     9.375%, 07/15/02                      134           141
   Ontario
     6.000%, 02/21/06                      250           256
                                                      -------
     TOTAL YANKEE BONDS
       (Cost $377)                                       397
                                                      -------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
12                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Corporate Bond Fund (CONCLUDED)

--------------------------------------------------------------------------------
Description                              Shares  Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS (1.6%)
   Fidelity Institutional Domestic
     Money Market Portfolio, Cl I      281,949       $   282
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A             168,182           168
                                                     --------
     TOTAL CASH EQUIVALENTS
       (Cost $450)                                       450
                                                     --------
     TOTAL INVESTMENTS (98.3%)
       (Cost $25,977)                                 26,886
     OTHER ASSETS AND LIABILITIES, NET (1.7%)            456
                                                     --------

NET ASSETS:
   Fund Shares -- Institutional Class
    (unlimited authorization -- $0.01 par
     value) based on 2,598,152 outstanding
     shares of beneficial interest                    26,396
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 3,282 outstanding shares of
     beneficial interest                                  25
   Distributions in excess of
     net investment income                                (1)
   Accumulated net realized gain
     on investments                                       13
   Net unrealized appreciation
     on investments                                      909
                                                     --------
     TOTAL NET ASSETS (100.0%)                        27,342
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.51
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.51
                                                     --------

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
N.A. -- North America
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                   CNI CHARTER FUNDS                          13

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Government Bond Fund

--------------------------------------------------------------------------------
Description                              Shares     Value (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (38.2%)
   U.S. Treasury Notes
     7.500%, 05/15/02                    $ 700       $   725
     7.250%, 05/15/04                      500           540
     6.500%, 10/15/06                      150           163
     6.250%, 08/31/02                       50            51
     6.250%, 02/15/03                      225           233
     6.250%, 02/15/07                      200           215
     6.125%, 08/15/07                      925           990
     6.000%, 08/15/09                      500           534
     5.750%, 08/15/03                      425           439
     5.750%, 08/15/10                      250           264
     5.500%, 02/15/08                       80            83
                                                     --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $4,089)                                   4,237
                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (44.4%)
   FHLB
     6.910%, 12/28/04                      200           204
     6.640%, 12/13/16                      500           526
     6.625%, 11/15/10                      440           468
     6.500%, 04/25/03                      100           100
     6.500%, 11/15/05                      100           105
     6.430%, 07/19/04                    1,000         1,022
     6.250%, 07/12/02                      500           511
     5.760%, 09/18/02                      250           254
     5.530%, 04/12/02                      400           404
     5.480%, 04/09/02                      300           300
   FHLMC
     6.250%, 01/14/09                      495           493
     5.560%, 12/30/02                      200           200
   FNMA MTN
     6.700%, 05/06/02                       75            77
     6.420%, 02/12/08                      200           200
   FNMA REMIC, Ser 1991-173, Cl PK
     7.000%, 01/25/21                       41            41
   FNMA REMIC, Ser 1992-161, Cl D
     7.000%, 03/25/20                        2             2
   FNMA REMIC, Ser 1992-83, Cl G
     7.000%, 03/25/21                       21            21
                                                     --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $4,841)                                   4,928
                                                     --------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (10.7%)
   GNMA TBA
     6.500%, 03/01/31                    1,200         1,195
                                                     --------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
       (Cost $1,197)                                   1,195
                                                     --------


--------------------------------------------------------------------------------
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS (5.8%)
   Fidelity Institutional Domestic
     Money Market Portfolio, Cl I      310,044       $   310
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A             334,707           335
                                                     --------
     TOTAL CASH EQUIVALENTS
       (Cost $645)                                       645
                                                     --------
     TOTAL INVESTMENTS (99.1%)
       (Cost $10,772)                                 11,005
     OTHER ASSETS AND LIABILITIES, NET (0.9%)             96
                                                     --------

NET ASSETS:
   Portfolio Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 1,053,756 outstanding
     shares of beneficial interest                    10,917
   Portfolio Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 113 outstanding shares of
     beneficial interest                                  --
   Accumulated net realized loss
     on investments                                      (49)
   Net unrealized appreciation
     on investments                                      233
                                                     --------
     TOTAL NET ASSETS (100.0%)                        11,101
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.53
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.53
                                                     --------

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
14                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Bond Fund

--------------------------------------------------------------------------------
Description                         Face Amount (000)     Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (95.0%)
   ARIZONA (3.2%)
   Phoenix, Water Systems Revenue
     Authority, Jr Lien Project, RB,
     FGIC Callable 07/01/08 @ 100
     4.900%, 07/01/12                    $ 400        $  411

   CALIFORNIA (65.5%)
   Anaheim, Convention Center Project,
     COP, MBIA Callable 08/01/02 @ 102
     5.800%, 08/01/03                      200           207
   Berkeley, Ser C, GO, MBIA
     Callable 09/01/05 @ 102
     5.000%, 09/01/10                       95           100
   Berkeley, Unified School District
     Authority, GO, FGIC
     4.375%, 08/01/01                      250           251
   Beverly Hills, Unified School District
     Authority, Ser B, GO
     Callable 06/01/08 @ 101
     4.700%, 06/01/13                       50            51
   California State, Department of Water
     Resource Authority, Water Systems
     Project, Ser J-3, RB
     5.500%, 12/01/01                      100           102
   California State, Educational
     Facilities Authority, Pomona College
     Project, RB Partially
     Pre-Refunded @ 102 (A)
     6.125%, 02/15/02                      200           209
   California State, Educational
     Facilities Authority, Stanford
     University Project, Ser P, RB
     5.250%, 12/01/13                      375           410
   California State, Health Facilities
     Finance Authority, Catholic
     Healthcare West Project,
     Ser A, RB, MBIA
     4.125%, 07/01/02                      140           142
   California State, University
     of California Authority,
     University Medical Center
     Project, RB, AMBAC
     Callable 07/01/06 @ 101
     5.750%, 07/01/13                      500           543
   Contra Costa, Water District Authority,
     Ser G, RB, MBIA
     Callable 10/01/04 @ 102
     5.700%, 10/01/06                      100           109
   Delta Diablo, Sanitation District
     Authority, Wastewater Facilities
     Expansion Project, COP, MBIA
     Pre-Refunded @ 102 (A)
     6.100%, 12/01/01                      125           130
   East Bay, Municipal Utilities District
     Authority, RB, AMBAC
     Pre-Refunded @ 102 (A)
     6.200%, 12/01/01                      150           156

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   East Bay, Municipal Utilities
     District Authority, RB, FGIC
     4.200%, 06/01/02                     $ 75         $  76
   Long Beach, Water District
     Authority, Ser A, RB, MBIA
     4.150%, 05/01/03                      100           102
   Los Angeles County, Public Works
     Finance Authority, Capital
     Construction Project, RB
     Callable 03/01/03 @ 102
     4.900%, 03/01/05                      100           104
   Los Angeles, Harbor Development
     Project, Ser C, RB
     Callable 11/01/06 @ 101
     5.125%, 11/01/11                      180           189
   Los Angeles, Parking Authority,
     Ser A, RB, AMBAC
     4.100%, 05/01/08                      100           101
   Los Angeles, Ser A, GO, FGIC
     5.250%, 09/01/11                      250           272
   Los Angeles, Ser C, GO
     4.600%, 09/01/03                      200           206
   Los Angeles, State Building Authority,
     Ser A, RB, MBIA
     5.625%, 05/01/11                      350           391
   Modesto, Irrigation District Financing
     Authority, Domestic Water Project,
     Ser D, RB, AMBAC
     Callable 09/01/08 @ 101
     5.000%, 09/01/12                      100           105
   Mountain View, Capital Improvements
     Authority, City Hall/Community
     Theatre Project, RB, MBIA
     6.000%, 08/01/01                      100           101
   Oak Park, Unified School District
     Authority, GO, AMBAC
     Pre-Refunded @ 102 (A)
     6.000%, 05/01/02                      100           105
   Orange County, Local Transportation
     Sales Tax Authority, Ser A, RB
     5.250%, 02/15/05                      300           319
   Orange County, Recovery Certificate
     Authority, Ser A, COP, MBIA
     6.000%, 07/01/06                      250           278
   Orange County, Water District
     Certificate Authority, Ser A, COP
     4.800%, 08/15/01                      100           101
   Pasadena, Water District Authority, RB
     Callable 07/01/03 @ 102
     6.000%, 07/01/13                      100           106
   Pomona, Unified School District
     Authority, Ser A, GO, MBIA
     Callable 08/01/11 @ 103
     6.150%, 08/01/15                      400           466


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                           15

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Bond Fund (CONTINUED)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Rancho Mirage, Joint Powers
     Finance Authority, Eisenhower
     Memorial Hospital Project, COP
     Pre-Refunded @ 102 (A)
     7.000%, 03/01/02                    $ 350        $  370
   Sacramento, Municipal Utilities
     District, Ser D, RB, FSA
     5.000%, 11/15/02                       50            52
   Sacramento, Municipal Utilities
     District, Ser I, RB, MBIA
     Callable 01/01/04 @ 102
     5.500%, 01/01/05                      100           107
   Sacramento, Municipal Utilities
     District, Ser Z, RB, FGIC
     Callable 07/01/01 @ 102
     6.250%, 07/01/04                      100           103
   San Bernardino County, Transit
     Authority, Ser A, RB, MBIA
     4.875%, 03/01/03                      170           175
   San Diego, Community College Project,
     COP, MBIA Callable 12/01/01 @ 102
     6.400%, 12/01/02                      200           208
   San Francisco (City & County), GO,
     MBIA Callable 06/15/01 @ 102
     5.250%, 06/15/06                       80            82
   San Francisco (City & County),
     International Airport Commission
     Project, Ser 2, Issue 15B, RB, FSA
     Callable 01/01/08 @ 102
     4.600%, 05/01/13                      100           101
   San Jose, Redevelopment Agency,
     Merged Area Project, Ser A, TA,
     MBIA Callable 05/07/01 @ 102 (B)
     6.000%, 08/01/01                      100           101
   San Mateo County, Transportation
     Authority, Ser A, RB, MBIA
     4.100%, 06/01/03                      100           102
   Santa Barbara, Municipal Improvement
     Program, COP, AMBAC
     Callable 08/01/02 @ 102
     5.400%, 08/01/03                      100           105
   Santa Barbara, Redevelopment Agency,
     Central City Project,
     Ser A, TA, AMBAC
     4.750%, 03/01/04                      100           104
   Sonoma County, Detention Facility
     Improvement Program, COP, AMBAC
     4.500%, 11/15/03                      200           206
   South Coast, Water District Authority,
     GO, AMBAC Pre-Refunded @ 100.375 (A)
     6.400%, 07/01/01                      175           177
   South Coast, Water District Authority,
     GO, AMBAC Pre-Refunded @ 100.5 (A)
     6.500%, 07/01/01                      100           101


--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   South Orange County, Public Financing
     Authority, Foothill Area Project,
     Ser C, RB, FGIC
     5.125%, 08/15/02                    $ 100        $  103
   Southern California, Metropolitan
     Water District, Waterworks
     Project, Ser B, GO
     4.000%, 03/01/11                      400           393
   Stanislaus County, Capital Improvement
     Program, Ser A, COP, MBIA
     4.625%, 05/01/03                      100           103
   Turlock, Irrigation District Authority,
     Ser A, RB, MBIA
     Callable 07/01/02 @ 102
     6.000%, 01/01/03                      100           105
   Upland, Water Systems Project, COP,
     FGIC Callable 08/01/02 @ 102
     6.300%, 08/01/04                      100           106
                                                      -------
     TOTAL CALIFORNIA                                  8,336
                                                      -------

   COLORADO (3.8%)
   West Glenn, Metropolitan District Authority,
     GO Pre-Refunded @ 100 (A) (D)
     6.250%, 06/01/04                      450           486

   ILLINOIS (6.7%)
   Chicago, O'Hare International Airport
     Authority, Passenger Facility Charge
     Project, Ser A, RB, AMBAC
     Callable 01/01/06 @ 102
     5.625%, 01/01/12                      400           427
   Illinois State, Toll Highway
     Authority, Ser A,
     RB Pre-Refunded @ 102 (A)
     6.375%, 01/01/03                      400           428
                                                      -------
     TOTAL ILLINOIS                                      855
                                                      -------

   OKLAHOMA (0.8%)
   Tulsa, Multi-Family Housing Authority,
     Park Chase Apartments Project,
     Ser A-1, RB Callable
     04/15/01 @ 100 (C)
     3.200%, 12/15/29                      100           100

   PUERTO RICO (7.4%)
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser X, RB, MBIA
     5.100%, 07/01/03                      400           416
   Puerto Rico, Electric Power Authority,
     Power Project, Ser DD, RB, FSA
     5.000%, 07/01/05                      200           211
   Puerto Rico, Public Buildings
     Authority, Ser K, RB
     Pre-Refunded @ 101 (A)
     6.875%, 07/01/02                      300           318
                                                      -------
     TOTAL PUERTO RICO                                   945
                                                      -------



See accompanying notes to financial statements.
--------------------------------------------------------------------------------
16                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Bond Fund (concluded)

--------------------------------------------------------------------------------
Description                         Face Amount      Value (000)
                                   (000)/Shares
--------------------------------------------------------------------------------

   TEXAS (4.3%)
   Texas State, United Independent
     School District Authority, GO
     Callable 08/15/12 @ 100
     5.625%, 08/15/13                    $ 500        $  545

   WISCONSIN (3.3%)
   Waunakee, Community School
     District Authority, GO, FGIC
     Callable 04/01/07 @ 100
     5.375%, 04/01/10                      400           423
                                                      -------
     TOTAL MUNICIPAL BONDS
       (Cost $11,770)                                 12,101
                                                      -------

CASH EQUIVALENT (4.2%)
   SEI Tax Exempt Trust
     California Tax Free Fund, Cl A    525,505           526
                                                      -------
     TOTAL CASH EQUIVALENT
       (Cost $526)                                       526
                                                      -------
     TOTAL INVESTMENTS (99.2%)
       (Cost $12,296)                                 12,627
     OTHER ASSETS AND LIABILITIES, NET (0.8%)            107
                                                      -------

NET ASSETS:
   Fund Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 1,224,106 outstanding
     shares of beneficial interest                    12,358
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value)
     based on 115 outstanding shares of
     beneficial interest                                   1
   Accumulated net realized gain
     on investments                                       44
   Net unrealized appreciation
     on investments                                      331
                                                      -------
     TOTAL NET ASSETS (100.0%)                        12,734
                                                      -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class           $10.40
                                                      -------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                       $10.41
                                                      -------


--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) Security is escrowed to maturity.
(C) Securities are collateralized under an agreement from FNMA.
(D) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                              CNI CHARTER FUNDS                               17

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

High Yield Bond Fund

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS (93.5%)
   AIR TRANSPORTATION (1.0%)
   Airtran Airlines, Ser B
     10.500%, 04/15/01                   $ 100        $  100

   BROADCASTING, NEWSPAPERS & ADVERTISING (12.8%)
   Adelphia Communications
     8.750%, 10/01/07                      100            96
   Adelphia Communications, Ser B
     10.500%, 07/15/04                     100           103
   Citadel Broadcasting
     9.250%, 11/15/08                      100           107
   Coaxial Communications
     10.000%, 08/15/06                     100            99
   CSC Holdings
     7.875%, 12/15/07                      100           101
   Cumulus Media
     10.375%, 07/01/08                     200           187
   Frontier Vision Holdings (B)
     10.980%, 09/15/07                     150           150
   Olympus Communications, Ser B
     10.625%, 11/15/06                     100           102
   Price Communications Wireless, Ser B
     9.125%, 12/15/06                      100           103
   Telewest Communications PLC
     9.625%, 10/01/06                      100            93
   Telewest Communications PLC (B)
     8.610%, 10/01/07                      150           147
   United Global Communications, Ser B (B)
     10.900%, 02/15/08                     100            48
                                                      -------
     TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING      1,336
                                                      -------

   BUILDING & CONSTRUCTION (2.7%)
   Brand Scaffold Services
     10.250%, 02/15/08                     200           180
   Dayton Superior
     13.000%, 06/15/09                     100           103
                                                      -------
     TOTAL BUILDING & CONSTRUCTION                       283
                                                      -------

   CHEMICALS (2.9%)
   Huntsman ICI Chemicals
     10.125%, 07/01/09                     200           206
   Scotts
     8.625%, 01/15/09                      100           101
                                                      -------
     TOTAL CHEMICALS                                     307
                                                      -------


--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES (1.0%)
   Iron Mountain
     8.625%, 04/01/13                    $ 100         $ 101

   COMPUTERS & SERVICES (1.4%)
   Diva Systems, Ser B (B)
     17.710%, 03/01/08                     200            50
   Unisys
     7.875%, 04/01/08                      100            98
                                                      -------
     TOTAL COMPUTERS & SERVICES                          148
                                                      -------

   CONSUMER PRODUCTS (1.0%)
   Jostens
     12.750%, 05/01/10                     100           104

   CONTAINERS & PACKAGING (5.0%)
   Four M, Ser B
     12.000%, 06/01/06                     100            98
   Norampac
     9.500%, 02/01/08                      100           103
   Owens-Illinois
     8.100%, 05/15/07                      100            78
   Pliant
     13.000%, 06/01/10                     100            56
   Riverwood International
     10.875%, 04/01/08                     200           190
                                                      -------
     TOTAL CONTAINERS & PACKAGING                        525
                                                      -------

   DIVERSIFIED OPERATIONS (2.5%)
   Jordan Industries, Ser B
     10.375%, 08/01/07                     200           170
   Werner Holdings, Ser A
     10.000%, 11/15/07                     100            96
                                                      -------
     TOTAL DIVERSIFIED OPERATIONS                        266
                                                      -------

   DRUGS (1.0%)
   ICN Pharmaceuticals, Ser B
     9.250%, 08/15/05                      100           102

   ELECTRIC PRODUCTS (2.7%)
   Aavid Thermal Technology
     12.750%, 02/01/07                     100            74
   Flextronics International Limited
     9.875%, 07/01/10                      100            96
   TNP Enterprises, Ser B
     10.250%, 04/01/10                     100           108
                                                      -------
     TOTAL ELECTRIC PRODUCTS                             278
                                                      -------



See accompanying notes to financial statements.
--------------------------------------------------------------------------------
18                             CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

High Yield Bond Fund (CONTINUED)
--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   ENTERTAINMENT (10.7%)
   Argosy Gaming
     10.750%, 06/01/09                   $ 100        $  107
   Autotote, Ser B
     12.500%, 08/15/10                     100            86
   Boyd Gaming
     9.500%, 07/15/07                      100            94
   Hard Rock Hotel, Ser B
     9.250%, 04/01/05                      200           183
   HMH Properties, Ser B
     7.875%, 08/01/08                      100            95
   Horseshoe Gaming Holdings, Ser B
     8.625%, 05/15/09                      100            99
   Imax
     7.875%, 12/01/05                      150            89
   Mandalay Resort Group, Ser B
     10.250%, 08/01/07                     100           103
   MGM Mirage
     9.750%, 06/01/07                      150           159
   Park Place Entertainment
     9.375%, 02/15/07                      100           104
                                                      -------
     TOTAL ENTERTAINMENT                               1,119
                                                      -------

   FINANCIAL SERVICES (1.0%)
   Labranche
     9.500%, 08/15/04                      100           106

   FINANCIAL SERVICES-SPECIAL PURPOSE ACQUISITION (1.2%)
   DTI Holdings, Ser B (B)
     17.500%, 03/01/08                     125            49
   ESI Tractebel Acquisitions, Ser B
     7.990%, 12/30/11                       75            75
                                                      -------
     TOTAL FINANCIAL SERVICES-SPECIAL
       PURPOSE ACQUISITION                               124
                                                      -------

   FOOD, BEVERAGE & TOBACCO (6.2%)
   Aurora Foods, Ser B
     9.875%, 02/15/07                      100            84
   B&G Foods
     9.625%, 08/01/07                      100            71
   National Wine & Spirits
     10.125%, 01/15/09                     200           198
   Pantry
     10.250%, 10/15/07                     200           197
   Premier International Foods
     12.000%, 09/01/09                     100            95
                                                      -------
     TOTAL FOOD, BEVERAGE & TOBACCO                      645
                                                      -------

   MARINE SERVICES (0.9%)
   Trico Marine Services, Ser G
     8.500%, 08/01/05                      100            99




--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   MEDICAL (1.1%)
   Tenet Healthcare, Ser B
     9.250%, 09/01/10                    $ 100         $ 111

   METALS (1.3%)
   Algoma Steel
     12.375%, 07/15/05                     100            34
   National Steel, Ser D
     9.875%, 03/01/09                      100            37
   Oxford Automotive, Ser D
     10.125%, 06/15/07                     100            60
                                                      -------
     TOTAL METALS                                        131
                                                      -------

   PETROLEUM & FUEL PRODUCTS (9.2%)
   Abraxas Petroleum, Ser A
     11.500%, 11/01/04                     100            94
   Canadian Forest Oil
     8.750%, 09/15/07                      100           102
   Chesapeake Energy, Ser B
     9.625%, 05/01/05                      100           109
   Contour Energy
     14.000%, 04/15/03                     100           105
   Ocean Energy, Ser B
     8.875%, 07/15/07                      100           106
   Plains Resources, Ser D
     10.250%, 03/15/06                     100           101
   Pride International
     9.375%, 05/01/07                      150           158
   R&B Falcon, Ser B
     10.250%, 05/15/03                     100           103
   Southwest Royalties, Ser B
     10.500%, 10/15/04                     100            87
                                                      -------
     TOTAL PETROLEUM & FUEL PRODUCTS                     965
                                                      -------

   PRINTING & PUBLISHING (0.8%)
   Ziff Davis Media, Ser B
     12.000%, 07/15/10                     100            82

   RETAIL (2.9%)
   AFC Enterprises
     10.250%, 05/15/07                     100           102
   CKE Restaurants
     9.125%, 05/01/09                      200           130
   Pep Boys, Ser A MTN
     6.710%, 11/03/04                      100            76
                                                      -------
     TOTAL RETAIL                                        308
                                                      -------

   SCHOOL (0.6%)
   La Petite Academy, Ser B
     10.000%, 05/15/08                     100            68


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                  CNI CHARTER FUNDS                          19

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

High Yield Bond Fund (CONTINUED)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   TELEPHONES & TELECOMMUNICATIONS (18.7%)
   Adelphia Business Solutions, Ser B (B)
     10.860%, 04/15/03                   $ 100       $    89
   GCI
     9.750%, 08/01/07                      100            97
   GT Group Telecom (B)
     13.120%, 02/01/10                     200            76
   Insight Midwest
     9.750%, 10/01/09                      150           156
   Level 3 Communications
     9.125%, 05/01/08                      100            71
   Metromedia Fiber Network
     10.000%, 12/15/09                     100            83
   Nextel Communications (B)
     10.940%, 09/15/07                     250           185
   Nextel Partners (B)
     12.280%, 02/01/09                     130            81
   Telecorp PCS
     10.625%, 07/15/10                     100            97
   Telecorp PCS (B)
     11.380%, 04/15/09                     200           133
   Teligent, Ser B (B)
     13.160%, 03/01/08                     200             2
   Time Warner Telecom (A)
     10.125%, 02/01/11                     100           100
   Tritel PCS (B)
     11.770%, 05/15/09                     250           165
   Triton PCS (B)
     9.780%, 05/01/08                      200           155
   Voicestream Wireless
     10.375%, 11/15/09                     250           274
   Williams Communications Group
     10.875%, 10/01/09                     200           146
   Winstar Communications (B)
     13.820%, 04/15/10                     149            16
   Winstar Communications (C)*
     12.750%, 04/15/10                     100            26
                                                      -------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             1,952
                                                      -------

   TEXTILES (0.6%)
   Galey & Lord
     9.125%, 03/01/08                      100            64

   UTILITIES (2.9%)
   AES
     9.375%, 09/15/10                      100           105
   Calpine
     7.625%, 04/15/06                      100           100
   CMS Energy
     7.500%, 01/15/09                      100            94
                                                      -------
     TOTAL UTILITIES                                     299
                                                      -------

--------------------------------------------------------------------------------
Description                        Face Amount       Value (000)
                                  (000)/Shares
--------------------------------------------------------------------------------

   WASTE DISPOSAL (1.0%)
   Allied Waste N.A., Ser B
     10.000%, 08/01/09                   $ 100       $   102

   WHOLESALE (0.4%)
   Pentacon, Ser B
     12.250%, 04/01/09                     100            40
                                                     --------
     TOTAL CORPORATE BONDS
       (Cost $10,443)                                  9,765
                                                     --------

CONVERTIBLE BONDS (2.5%)
   Key Energy Group, Convertible
     to 25.9740 Shares
     5.000%, 09/15/04                      300           263
                                                     --------
     TOTAL CONVERTIBLE BONDS
       (Cost $240)                                       263
                                                     --------

COMMON STOCK (0.1%)
   Aurora Foods*                         1,771            12
                                                     --------
     TOTAL COMMON STOCK
       (Cost $4)                                          12
                                                     --------

WARRANTS (0.5%)
   Aavid Thermal Technology,
     Expires 02/01/07*                     100             1
   Dayton Superior, Expires 06/15/09 (A)*  100             2
   Diva Systems, Expires 03/01/08 (A)*     600            --
   Diva Systems, Expires 01/01/10 (A)*     200            39
   GT Group Telecom, Expires 02/01/10 (A)* 200             6
   Jostens, Expires 05/01/2010*            100             2
   Pliant, Expires 06/01/2010*             100            --
                                                     --------
     TOTAL WARRANTS
       (Cost $89)                                         50
                                                     --------

CASH EQUIVALENTS (2.1%)
   Fidelity Institutional Domestic
     Money Market Portfolio, Cl I      110,269           110
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A             104,244           104
                                                     --------
     TOTAL CASH EQUIVALENTS
       (Cost $214)                                       214
                                                     --------
     TOTAL INVESTMENTS (98.7%)
       (Cost $10,990)                                 10,304
     OTHER ASSETS AND LIABILITIES, NET (1.3%)            137
                                                     --------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
20                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

High Yield Bond Fund (CONCLUDED)

--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Fund Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 990,493 outstanding
     shares of beneficial interest                   $ 9,890
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 126,975 outstanding shares of
     beneficial interest                               1,268
   Accumulated net realized loss
     on investments                                      (31)
   Net unrealized depreciation
     on investments                                     (686)
                                                     --------
     TOTAL NET ASSETS (100.0%)                        10,441
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $9.34
                                                     --------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $9.34
                                                     --------

*Non-income producing security
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
(B) Step bond -- The rate reflected on the Statement of Net Assets is the effective yield at time of purchase. The coupon on a step bond changes on a specific date.
(C) In default on interest payments.
Cl -- Class
MTN -- Medium Term Note
N.A. -- North America
PLC -- Public Limited Company
Ser -- Series


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                  CNI CHARTER FUNDS                           21

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Prime Money Market Fund

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (81.6%)
   BANKS (11.9%)
   Bayer Hypotheken Vereins Bank
     6.050%, 05/21/01                  $25,000       $24,790
   Citicorp
     5.850%, 04/19/01                   12,000        12,000
   Deustshe Bank
     4.905%, 04/20/01                   25,000        24,935
   Fleet Funding
     4.890%, 05/04/01                   17,382        17,304
                                                     --------
     TOTAL BANKS                                      79,029
                                                     --------

   BEAUTY PRODUCTS (0.4%)
   Estee Lauder Cosmetics
     5.100%, 04/12/01                    3,000         2,995

   COMPUTERS & SERVICES (3.0%)
   IBM
     5.300%, 04/02/01                   20,000        20,000

   FINANCIAL SERVICES (20.7%)
   American Honda Finance
     5.000%, 05/11/01                    6,730         6,693
   American Honda Financial
     4.800%, 05/11/01                   15,000        14,920
   Barton Capital
     4.950%, 04/24/01                   20,000        19,937
   Cit Group
     5.276%, 04/24/01                    9,000         9,000
     5.330%, 04/27/01                    8,000         8,000
   Cit Group Holding
     4.940%, 04/20/01                   10,000        10,000
   Eagle Funding
     5.000%, 04/17/01                   18,963        18,921
   General Electric Capital
     5.330%, 04/23/01                   15,000        15,000
     5.266%, 04/24/01                    6,000         6,000
   Household Financial
     5.500%, 04/02/01                   29,000        29,000
                                                     --------
     TOTAL FINANCIAL SERVICES                        137,471
                                                     --------

   FOOD, BEVERAGE & TOBACCO (6.7%)
   Coca-Cola
     4.850%, 04/25/01                   15,400        15,350
   Philip Morris
     5.500%, 04/02/01                   29,000        28,996
                                                     --------
     TOTAL FOOD, BEVERAGE & TOBACCO                   44,346
                                                     --------


--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS (0.7%)
   General Electric
     6.030%, 06/19/01                  $ 5,000       $ 5,000

   INSURANCE (5.3%)
   Allstate
     5.000%, 04/09/01                   15,000        14,983
   American General Finance
     5.470%, 04/10/01                   20,000        20,000
                                                     --------
     TOTAL INSURANCE                                  34,983
                                                     --------

   INVESTMENT BANKER/BROKER DEALER (5.3%)
   Goldman Sachs Group
     5.430%, 04/02/01                   10,000         9,998
     5.125%, 04/06/01                   15,000        14,989
   Salomon Smith Barney
     5.000%, 04/11/01                   10,000         9,986
                                                     --------
     TOTAL INVESTMENT BANKER/BROKER DEALER            34,973
                                                     --------

   LEISURE PRODUCTS (4.4%)
   Nike
     5.500%, 04/02/01                   29,000        28,996

   PERSONAL CREDIT INSTITUTIONS (6.8%)
   Ford Motor Credit
     6.040%, 06/18/01                   25,000        25,000
   General Motors Acceptance
     5.390%, 04/26/01                   20,000        20,000
                                                     --------
     TOTAL PERSONAL CREDIT INSTITUTIONS               45,000
                                                     --------

   PETROLEUM & FUEL PRODUCTS (3.8%)
   Texaco
     4.915%, 04/13/01                   25,000        25,000

   RETAIL (3.8%)
   Wal-Mart Funding
     4.970%, 04/19/01                   25,000        24,938

   SPECIAL PURPOSE ENTITY (8.8%)
   K2 (USA) LLC
     5.560%, 04/02/01                    1,674         1,674
     4.900%, 05/01/01                   11,854        11,806
   Receivables Capital
     4.960%, 04/27/01                   20,000        19,928
   World Omni Vehicle
     5.020%, 04/16/01                   25,000        24,948
                                                     --------
     TOTAL SPECIAL PURPOSE ENTITY                     58,356
                                                     --------
     TOTAL COMMERCIAL PAPER
       (Cost $541,087)                               541,087
                                                     --------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
22                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Prime Money Market Fund (CONTINUED)

--------------------------------------------------------------------------------
Description            Face Amount (000)/Shares  Value (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (4.3%)
   INVESTMENT BANKER/BROKER DEALER (4.3%)
   Alex Brown (A)
     5.433%, 05/21/01                  $11,750       $11,754
   Bear Stearns, Ser B, MTN (A)
     5.338%, 04/07/01                   10,000        10,003
   Merrill Lynch, Ser 2, MTN (A)
     5.036%, 04/07/01                    7,000         7,000
                                                     --------
     TOTAL INVESTMENT BANKER/BROKER DEALER            28,757
                                                     --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $28,757)                                 28,757
                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.6%)
   FHLB
     5.375%, 01/11/02                   20,000        20,000
     4.750%, 03/14/02                    5,000         5,001
     5.010%, 03/15/02                   15,000        15,000
     4.800%, 03/26/02                   10,000        10,000
                                                     --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $50,001)                                 50,001
                                                     --------

CASH EQUIVALENTS (6.5%)
   Fidelity Institutional Domestic
     Money Market Portfolio, Cl I   29,792,905        29,793
   SEI Daily Income Trust Prime
     Obligation Fund, Cl A          13,368,544        13,368
                                                     --------
     TOTAL CASH EQUIVALENTS
       (Cost $43,161)                                 43,161
                                                     --------
     TOTAL INVESTMENTS (100.0%)
       (Cost $663,006)                               663,006
     OTHER ASSETS AND LIABILITIES, NET (0.0%)           (272)
                                                     --------


--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Fund Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 245,801,311 outstanding
     shares of beneficial interest                  $245,763
   Fund Shares -- Class A
     (unlimited authorization -- $0.01 par value)
     based on 287,581,687 outstanding shares
     of beneficial interest                          287,573
   Fund Shares -- Class S
     (unlimited authorization -- $0.01 par value)
     based |on 130,360,833 outstanding shares
     of beneficial interest                          130,359
   Undistributed net investment income                    14
   Accumulated net realized loss
     on investments                                     (975)
                                                    ---------
     TOTAL NET ASSETS (100.0%)                       662,734
                                                    ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $1.00
                                                    ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $1.00
                                                    ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                        $1.00
                                                    ---------

(A) Floating Instrument -- the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2001. The date shown is the earlier of reset date or demand date.

Cl -- Class
FHLB -- Federal Home Loan Bank
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                           23

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Government Money Market Fund
--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (62.8%)
   FFCB
     4.630%, 06/06/01                 $ 11,350     $  11,254
   FFCB (A)
     4.888%, 04/28/01                   35,000        34,994
   FHLB
     6.520%, 05/11/01                   18,988        18,851
     6.500%, 05/15/01                   18,000        17,987
     6.000%, 05/18/01                   21,291        21,124
     5.220%, 05/30/01                   35,152        34,852
     4.728%, 06/08/01                   48,855        48,429
     5.830%, 06/20/01                   57,500        56,755
     4.680%, 06/20/01                   35,092        34,727
     5.120%, 06/29/01                   50,000        49,367
   FHLMC
     6.240%, 04/26/01                    5,000         4,978
     4.950%, 05/01/01                   69,041        68,756
     5.150%, 05/04/01                  100,000        99,528
     4.950%, 05/08/01                   60,000        59,695
     5.170%, 05/17/01                  100,000        99,339
     6.720%, 05/24/01                   10,000         9,901
     6.590%, 05/24/01                   10,647        10,548
     6.180%, 05/25/01                   35,000        34,676
     5.990%, 05/25/01                   11,000        10,901
     4.610%, 06/06/01                   50,000        49,577
     4.715%, 06/21/01                   44,245        43,787
     6.592%, 07/19/01                   37,500        36,785
   FHLMC MTN
     6.510%, 04/26/01                    6,000         6,000
   FNMA
     5.200%, 05/03/01                  111,081       110,568
     5.130%, 05/04/01                   22,942        22,834
     5.150%, 05/09/01                  100,000        99,456
     6.190%, 05/17/01                    5,000         4,961
     5.230%, 05/17/01                   15,948        15,841
     5.190%, 05/17/01                    9,349         9,287
     5.180%, 05/17/01                   41,075        40,803
     7.250%, 05/25/01                   22,000        22,000
     6.500%, 06/06/01                   25,000        24,702
     4.630%, 06/07/01                   16,100        15,961
     4.610%, 06/07/01                   50,000        49,571
     4.610%, 06/14/01                   70,000        69,337
     4.680%, 06/21/01                  100,000        98,947
     6.870%, 06/28/01                   15,000        15,070
     5.110%, 07/05/01                   45,201        44,592
     6.890%, 08/03/01                   13,000        13,000
     6.600%, 11/16/01 (B)               30,000        30,000
                                                  -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $1,549,741)                           1,549,741
                                                  -----------


--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (37.3%)
   Credit Suisse First Boston (C)
     5.360%, dated 03/30/01, matures
     04/02/01, repurchase price
     $314,140,253 (collateralized by
     various U.S.  Government Obligations,
     ranging in par value $4,000,000 -
     $152,719,000, 0.000% - 8.950%,
     04/02/01 - 02/22/28; with total
     market value $322,606,125)       $314,000      $314,000
   Goldman Sachs Group (C)
     5.330%, dated 03/30/01, matures
     04/02/01, repurchase price
     $135,660,229 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $6,182,307 -
     $44,947,641, 6.000% - 7.500%,
     12/01/03 - 07/01/30; with
     total market value $137,554,681)  135,600       135,600
   Paribas (C)
     5.370%, dated 03/30/01, matures
     04/02/01, repurchase price
     $175,478,491 (collateralized by
     U.S. Government  Obligation,
     par value $184,620,000,
     0.000%, 12/14/01; with total
     market value $178,908,596)        175,400       175,400
   JP Morgan (C)
     5.250%, dated 03/30/01, matures
     04/02/01, repurchase price
     $212,192,794 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $58,352,000 -
     $161,466,000, 0.000% - 5.250%,
     06/07/01 - 01/15/09; with total
     market value $214,609,554)        212,100       212,100
   UBS Warburg Dillon (C)
     5.350%, dated 03/30/01, matures
     04/02/01, repurchase price
     $82,836,915 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $306,000 -
     $50,000,000, 0.000% - 6.375%,
     03/15/02 - 11/15/10; with total
     market value $83,643,029)          82,800        82,800
                                                 -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $919,900)                               919,900
                                                 -----------
     TOTAL INVESTMENTS (100.1%)
       (Cost $2,469,641)                           2,469,641
     OTHER ASSETS AND LIABILITIES, NET (-0.1%)        (2,188)
                                                 -----------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
24                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

Government Money Market Fund (concluded)

--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Fund Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 45,740,638 outstanding
     shares of beneficial interest                $   45,740
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 2,343,740,984 outstanding shares
     of beneficial interest                        2,343,741
   Fund Shares -- Class S (unlimited
     authorization -- $0.01 par value) based
     on 77,980,182 outstanding shares of
     beneficial interest                              77,980
   Distributions in excess of net
     investment income                                   (23)
   Accumulated net realized gain
     on investments                                       15
                                                  -----------
     TOTAL NET ASSETS (100.0%)                     2,467,453
                                                  -----------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $1.00
                                                  -----------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $1.00
                                                  -----------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                        $1.00
                                                  -----------

(A) Floating Instrument. The Rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2001. The date shown is the earlier of the reset date or the demand date.
(B) Security callable at par on 05/16/01 with a 10 day notice period.
(C) Tri-Party Repurchase Agreement
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                CNI CHARTER FUNDS                            25

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Money Market Fund

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS (101.2%)
   CALIFORNIA (97.8%)
   ABAG, Finance Authority for
     Non-Profit Corporations,
     American Baptist Homes,
     Ser C, COP (A) (B) (C)
     3.750%, 10/01/27                 $ 10,645      $ 10,645
   ABAG, Finance Authority for
     Non-Profit Corporations, Bentley
     School Project, COP (A) (B) (C)
     3.600%, 09/01/22                    1,500         1,500
   ABAG, Finance Authority for
     Non-Profit Corporations,
     School of the Sacred
     Heart, Ser B, RB (A) (B) (C)
     3.400%, 06/01/30                    7,900         7,900
   Alameda-Contra Costa, School
     Finance Authority, Capital
     Improvement Financing Project,
     Ser F, COP (A) (B) (C)
     3.250%, 08/01/23                    3,000         3,000
   Alhambra, Industrial Development
     Authority, Sunclipse
     Project, RB (A) (B) (C)
     3.000%, 05/01/07                    1,200         1,200
   Anaheim, Multi-Family Housing
     Authority, Heritage Village
     Apartments Project, Ser A,
     RB (A) (B) (C)
     3.300%, 11/01/07                    5,635         5,635
   Auburn, Unified School District
     Authority, Capital Improvement
     Project, COP (A) (B) (C)
     3.400%, 12/01/23                    1,500         1,500
   California State, Community
     Development Authority,
     Continuing Care University
     Project, COP (A) (B) (C)
     3.800%, 11/15/28                   10,000        10,000
   California State, Community
     Development Authority, Covenant
     Retirement Communities
     Project, COP (A) (B) (C)
     3.400%, 12/01/22                    7,200         7,200
   California State, Community
     Development Authority, Motion
     Picture & Television Project,
     Ser A, RB (A) (B) (C)
     3.250%, 03/01/31                    6,500         6,500

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   California State, Economic
     Development Financing Authority,
     Volk Enterprises Project,
     RB (A) (B) (C)
     3.450%, 06/01/21                  $ 1,000       $ 1,000
   California State, Educational
     Facilities Authority, Life
     Chiropractic College Project,
     RB (A) (B) (C)
     3.250%, 06/01/25                    6,500         6,500
   California State, Educational
     Facilities Authority, Point Loma
     Nazerene University Project,
     RB (A) (B) (C)
     3.450%, 10/01/29                    2,250         2,250
   California State, Educational
     Facilities Authority,
     Stanford University, Ser L,
     RB(A)(B)
     3.300%, 10/01/22                   15,000        15,000
   California State, Health Facilities
     Finance Authority, Adventist
     Hospital Project, Ser A,
     RB, MBIA (A) (B)
     3.800%, 09/01/28                   17,200        17,200
   California State, Health Facilities
     Finance Authority, Adventist Hospital
     Project, Ser B, RB, MBIA (A) (B)
     3.800%, 09/01/28                    1,900         1,900
   California State, Health Facilities
     Finance Authority, Adventist
     Hospital Project, Ser C,
     RB, MBIA (A) (B)
     3.800%, 09/01/15                    1,100         1,100
   California State, Health Facilities
     Financing Authority, Adventist
     Health System Project, Ser A,
     RB (A) (B) (C)
     3.250%, 08/01/21                    2,800         2,800
   California State, Health Facilities
     Financing Authority, Catholic
     Healthcare Project, Ser C,
     RB, MBIA (A) (B)
     3.450%, 07/01/20                    7,000         7,000
   California State, Health Facilities
     Financing Authority, Scripps
     Memorial Hospital Project,
     Ser B, RB,
     MBIA (A) (B)
     3.250%, 12/01/15                   14,125        14,125
   California State, Peninsula Corridor
     Joint Powers Board, Ser C, GAN
     3.950%, 10/19/01                    2,500         2,503

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
26                                CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Money Market Fund (CONTINUED)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   California State, Pollution Control
     Financing Authority, Chevron USA
     Project, RB (A) (B)
     4.000%, 11/15/01                  $   455        $  455
   California State, School Cash Reserve
     Program, Ser A, RB, AMBAC
     5.250%, 07/03/01                    8,000         8,019
   California State, School Facilities
     Financing Authority, Capital
     Improvement Financing Project,
     Ser A, COP (A) (B) (C)
     3.350%, 07/01/22                    4,150         4,150
   California State, School Facilities
     Financing Authority, Capital
     Improvement Financing Project,
     Ser B, COP (A) (B) (C)
     3.350%, 07/01/24                    1,365         1,365
   California State, Transit Finance
     Authority, RB, FSA (A) (B)
     3.250%, 10/01/27                   12,300        12,300
   Corona, Multi-Family Redevelopment
     Agency Authority, Mortgage
     Project, RB (A) (B) (C)
     3.950%, 05/01/15                    6,415         6,415
   Covina, Multi-Family Redevelopment
     Agency Authority, Shadowhills
     Apartments Project, Ser A,
     RB (A) (B) (E)
     3.350%, 12/01/15                    3,100         3,100
   Davis, Yolo & Solano Counties, Joint
     Unified School District
     Authority, TRAN
     4.250%, 08/10/01                    7,000         7,002
   Escondido, Community Development
     Authority, Heritage Park Apartments
     Project, Ser A, RB (A) (B) (C)
     3.250%, 06/01/07                    5,350         5,350
   Fairfield, TRAN
     5.250%, 09/28/01                    1,245         1,258
   Fremont, Capital Improvement
     Financing Project, COP (A) (B) (C)
     3.400%, 08/01/30                    5,000         5,000
   Fremont, Multi-Family Housing
     Authority, Mission Wells
     Project, RB (A) (B) (C)
     3.500%, 09/01/14                    5,000         5,000

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Fresno, Multi-Family Housing
     Authority, Stonepine Apartment
     Project, Ser A, RB (A) (B) (E)
     3.350%, 02/15/31                 $  4,000     $   4,000
   Gaf, Tax Exempt Bond Grantor
     Trust, RB (A) (B) (C)
     4.100%, 10/01/12                    5,885         5,885
   Hemet, Multi-Family Housing
     Authority, Sunwest Retirement
     Project, Ser A, RB (A) (B) (C)
     3.300%, 01/01/25                    6,000         6,000
   Hillsborough, Water & Sewer Systems
     Project, Ser A, COP (A) (B)
     3.300%, 06/01/30                    4,900         4,900
   Hillsborough, Water & Sewer Systems
     Project, Ser B, COP (A) (B)
     3.300%, 06/01/30                    8,700         8,700
   Huntington Park, Public Financing
     Authority, Parking Project,
     Ser A, RB (A) (B) (C)
     3.700%, 09/01/19                    4,165         4,165
   Irwindale, Industrial Development
     Authority, Toys "R" Us
     Project, RB (A) (B) (C)
     3.625%, 12/01/19                    4,175         4,175
   Kern County, Board of Education
     Authority, TRAN
     5.000%, 07/03/01                   15,000        15,027
   Lake Elsinore, Recreation Authority,
     Public Facilities Project,
     Ser A, RB (A) (B) (C)
     4.600%, 02/01/32                    6,500         6,577
   Lancaster, Multi-Family Housing
     Authority, Household Bank
     Project, Ser A, RB (A) (B)
     3.350%, 11/01/29                    2,510         2,510
   Lancaster, Multi-Family Housing
     Authority, The Willows Project,
     Ser A, RB (A) (B)
     3.350%, 02/01/05                    6,000         6,000
   Lancaster, Redevelopment Agency
     Authority, Westwood Park Apartments
     Project, Ser K, RB (A) (B) (C)
     3.350%, 12/01/07                    1,300         1,300


                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                            27

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Money Market Fund (continued)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Los Angeles County, Community
     Development Authority, Willowbrook
     Project, COP (A) (B) (C)
     3.250%, 11/01/15                  $ 1,000       $ 1,000
   Los Angeles County, Industrial
     Development Authority, Hon
     Industries Project, RB (A) (B) (C)
     3.250%, 10/01/04                    4,400         4,400
   Los Angeles County, Pension
     Authority, Ser A,
     RB, AMBAC (A) (B)
     3.350%, 06/30/07                      600           600
   Los Angeles, Community Redevelopment
     Authority, CMC Medical Plaza
     Partner Project,
     COP (A) (B) (C)
     3.350%, 12/01/05                    1,300         1,300
   Los Angeles, Community Redevelopment
     Authority, Grand Promenade
     Project, RB (A) (B) (C)
     3.350%, 12/01/10                    3,000         3,000
   Los Angeles, Multi-Family Housing
     Authority, Meadowridge Apartments
     Project, RB (A) (B) (E)
     3.350%, 09/01/18                    5,390         5,390
   Los Angeles, Unified School District
     Authority, Ser A, TRAN
     5.250%, 10/03/01                    7,145         7,194
   Los Angeles, Water & Electric Power
     Authority, Ser A, RB (A)(B)
     3.300%, 02/01/10                   15,000        15,000
   Mt Diablo, Unified School District
     Authority, TRAN
     4.500%, 10/30/01                    2,750         2,762
   Newport Beach, Health Facilities
     Authority, Hoag Memorial
     Presbyterian Hospital Project,
     RB (A) (B)
     3.750%, 10/01/22                   10,000        10,000
   Oakland, Capital Equipment
     Project, COP (A) (B) (C)
     3.350%, 12/01/15                    4,190         4,190
   Oakland, Joint Powers Financing
     Authority, Ser A-2, RB, FSA (A) (B)
     3.300%, 08/01/21                    4,900         4,900
   Oakland, Liquidity Facilities
     Authority, ABAG,
     RB (A) (B) (C)
     3.500%, 12/01/09                    1,590         1,590
   Oakland-Alameda County, Coliseum
     Project, Ser C-1, RB (A) (B) (C)
     3.300%, 02/01/25                    1,200         1,200

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Ontario, Multi-Family Housing
     Authority, Residential Park Centre
     Project, Ser A, RB (A) (B) (C)
     3.350%, 08/01/07                  $ 1,200     $   1,200
   Orange County, Apartment Development
     Authority, Aliso - Holly Oaks Partners
     Creek Project, Ser B, RB (A) (B) (C)
     3.350%, 11/01/22                   12,875        12,875
   Orange County, Apartment Development
     Authority, Vintage Woods Project,
     Issue H, RB (A) (B) (E)
     3.300%, 11/15/28                    9,000         9,000
   Oxnard, Redevelopment Agency,
     Channel Islands Business Project,
     COP (A) (B) (C)
     3.500%, 07/01/05                    4,375         4,375
   Palmdale, Community Redevelopment
     Agency, Housing Remarketing,
     Manzanita Villas Apartment
     Project, RB (A) (B)
     3.350%, 07/01/07                    3,400         3,400
   Panama-Buena Vista, Unified School
     District Authority, Capital
     Improvement Financing Project,
     COP (A) (B) (C)
     3.950%, 06/01/24                    8,900         8,900
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     3.250%, 12/01/11                    3,700         3,700
   Pico Riveria, Redevelopment Agency,
     Crossroads Plaza Project,
     RB (A) (B) (C)
     3.400%, 12/01/10                    7,200         7,200
   Redwood City, City Hall Project,
     COP (A) (B) (C)
     3.450%, 07/01/21                    2,000         2,000
   Riverside County, Housing Authority,
     Concord Colony Apartments, Polk
     Apartment Project, Ser B, RB
     (A) (B) (E)
     3.430%, 12/15/30                    7,890         7,890
   Riverside County, Housing Authority,
     Concord Square Apartments, Iowa II
     Apartment Project, Ser A, RB
     (A) (B) (E)
     3.430%, 12/15/30                    2,250         2,250

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
28                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Money Market Fund (CONTINUED)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Riverside County, Housing Authority,
     De Anza Villas Project,
     RB (A) (B) (C)
     3.450%, 12/01/16                 $  2,740     $   2,740
   Riverside, Water Authority, RB
     9.000%, 10/01/01                    1,500         1,537
   Rocklin, Unified School District
     Authority, TRAN
     4.500%, 10/01/01                    4,275         4,285
   Roseville, Joint Union High School
     District Authority, TRAN
     4.500%, 10/01/01                    2,300         2,306
   Sacramento, Unified School District
     Authority, TRAN
     4.400%, 11/28/01                    7,000         7,022
   San Bernardino County, County
     Center Refinancing Project,
     COP (A) (B) (C)
     3.400%, 07/01/15                    4,700         4,700
   San Bernardino County, Housing
     Authority, Alta Loma Heritage
     Project, Ser A, RB (A) (B) (C)
     3.300%, 02/01/23                    1,354         1,354
   San Bernardino County, Housing
     Authority, Indian Knoll Apartment
     Project, Ser A, RB (A) (B)
     3.300%, 06/01/05                    3,580         3,580
   San Bernardino County, Housing
     Authority, Reche Canyon Apartment
     Project, Ser B, RB (A) (B)
     3.300%, 06/01/05                    1,500         1,500
   San Bernardino County, Industrial
     Development Authority, Sandpiper
      Victor Investments Limited
     Project, RB (A) (B) (C)
     3.500%, 10/01/05                    2,700         2,700
   San Bernardino County, Multi-Family
     Housing Authority, Mountain View
     Project, RB (A) (B) (C)
     3.350%, 03/01/27                    2,210         2,210
   San Bernardino County, Multi-Family
     Housing Authority, Parkview Place
     Project, Ser A, RB (A) (B) (C)
     3.350%, 03/01/27                    4,220         4,220

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   San Bernardino County, Multi-Family
     Housing Authority, Rialto Heritage
     Project, Ser A, RB (A) (B) (C)
     3.500%, 02/01/23                  $ 4,330      $  4,330
   San Bernardino, Multi-Family
     Housing Authority, Village
     Crossing Project,
     Ser A, RB (A) (B) (C)
     3.200%, 02/01/27                    3,700         3,700
   San Diego County, Museum of Art
     Project, COP (A) (B) (C)
     3.350%, 09/01/30                    1,400         1,400
   San Diego, Multi-Family Housing
     Authority, LaJolla Point Apartment
     Remarketing Project, RB (A) (B) (E)
     3.350%, 08/01/14                   10,000        10,000
   San Diego, Multi-Family Housing
     Authority, University Town Center
     Apartments Project, RB (A) (B) (C)
     3.300%, 10/01/15                    1,400         1,400
   San Francisco (City & County),
     Housing Authority, Bayside Village
     Project, Ser A, RB (A) (B) (C)
     3.240%, 12/01/05                   18,800        18,800
   San Francisco (City & County),
     Housing Authority, Bayside Village
     Project, Ser B, RB (A) (B) (C)
     3.240%, 12/01/05                    1,000         1,000
   San Francisco (City & County),
     Airport Authority, TECP
     2.850%, 05/04/01                   14,000        14,000
   San Jose, Multi-Family Housing
     Authority, Timberwood Apartments
     Project, RB (A) (B)(C)
     3.300%, 02/01/20                    6,360         6,360
   San Leandro, Unified School
     District Authority, TRAN
     4.500%, 09/25/01                    4,000         4,012
   San Marcos, Industrial Development
     Authority, Amistar Corporate
     Project, RB (A) (B) (C)
     3.500%, 12/01/05                    4,175         4,175
   Santa Barbara County, School
     Financing Authority, TRAN
     5.000%, 06/29/01                    5,000         5,009

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                            29

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Money Market Fund (continued)

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Santa Clara County, El Camino
     Hospital District Authority, Valley
     Medical Center Project,
     Ser B, RB (A)(B)(C)
     3.450%, 08/01/15                  $ 1,155      $  1,155
   Santa Clara County, Financing
     Authority, Facility Replacement
     Project, Ser B, RB (A) (B)
     3.300%, 11/15/25                    6,650         6,650
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project,
     Ser B, RB (A) (B) (E)
     3.300%, 12/15/26                    2,420         2,420
   Simi Valley, Industrial & Economic
     Development Authority, Wambold
     Furniture Project, RB (A) (B) (C)
     3.200%, 12/01/14                    1,940         1,940
   Simi Valley, Multi-Family Housing
     Authority, Lincoln Wood Ranch
     Project, RB (A) (B) (C)
     3.250%, 06/01/10                    2,500         2,500
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B)
     3.300%, 07/01/23                    5,215         5,215
   Southern California, Metropolitan
     Water District Authority,
     Ser B-2, RB (A) (B)
     3.400%, 07/01/35                   15,000        15,000
   Southern California, Metropolitan
     Water District Authority, Water
     Works Authorization,
     Ser B, RB (A) (B)
     3.400%, 07/01/28                   10,000        10,000
   Southgate, Recreation & Park
     Authority, Wildhawk Golf Club
     Project, Ser A, COP
     Pre-Refunded @ 100 (C) (D)
     5.150%, 10/01/01                    1,910         1,931
   Three Valleys, Municipal Water
     District Authority, Miramar Water
     Treatment Project, COP (A) (B) (C)
     3.350%, 11/01/14                    3,000         3,000
   Turlock, Irrigation District
     Authority, Transmission Project,
     Ser A, COP (A) (B) (C)
     3.350%, 01/01/26                    3,800         3,800

--------------------------------------------------------------------------------
Description                   Face Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Upland, Community Redevelopment
     Authority, Sunset Ridge & Village
     Apartments Project, RB (A) (B) (C)
     3.350%, 12/01/29                  $ 6,700      $  6,700
   Vacaville, Multi-Family Housing
     Authority, Sycamores Apartments
     Project, Ser A, RB (A) (B) (E)
     3.300%, 05/15/29                      700           700
   Westminster, Civic Center
     Refinancing Program,
     Ser A, COP, AMBAC (A) (B)
     3.450%, 06/01/22                    4,100         4,100
   Westminster, Redevelopment Agency,
     Commercial Redevelopment Project,
     TA, AMBAC (A) (B)
     3.450%, 08/01/27                   13,835        13,835
   Yolo County, Multi-Family Housing
     Authority, Primero Grove Project,
     Ser A, RB (A) (B)
     3.300%, 11/01/27                    5,000         5,000
                                                    ---------
     TOTAL CALIFORNIA                                576,713
                                                    ---------

   PUERTO RICO (0.8%)
   Puerto Rico, Government Development
     Authority, RB, MBIA (A) (B)
     3.300%, 12/01/15                    4,700         4,700

   VIRGIN ISLANDS (2.6%)
   Virgin Islands, Water & Power
     Authority, Ser A, RB
     Pre-Refunded @ 102 (D)
     7.400%, 07/01/01                   14,960        15,374
                                                    ---------
     TOTAL MUNICIPAL BONDS
       (Cost $596,787)                               596,787
                                                    ---------
     TOTAL INVESTMENTS (101.2%)
       (Cost $596,787)                               596,787
     OTHER ASSETS AND LIABILITIES, NET (-1.2%)        (6,793)
                                                    ---------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
30                              CNI CHARTER FUNDS

STATEMENT OF NET ASSETS
March 31, 2001 (Unaudited)

California Tax Exempt Money Market Fund (CONCLUDED)

--------------------------------------------------------------------------------
Description                                      Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Fund Shares -- Institutional Class
     (unlimited authorization -- $0.01 par
     value) based on 8,802,372 outstanding
     shares of beneficial interest                 $   8,802
   Fund Shares -- Class A (unlimited
     authorization -- $0.01 par value) based
     on 568,105,474 outstanding shares of
     beneficial interest                             568,105
   Fund Shares -- Class S (unlimited
     authorization -- $0.01 par value) based
     on 13,086,860 outstanding shares of
     beneficial interest                              13,087
   Distributions in excess of net
     investment income                                    (3)
   Accumulated net realized gain
     on investments                                        3
                                                    ---------
     TOTAL NET ASSETS (100.0%)                       589,994
                                                    ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class            $1.00
                                                    ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                        $1.00
                                                    ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class S                        $1.00
                                                    ---------

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2001.
(B) Put and Demand Feature -- the date reported on the Statement of Net Assets is the final maturity, not the next reset or put date.
(C) Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(E) Securities are collateralized under an agreement from FNMA/FHLMC.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Notes
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TECP -- Tax-Exempt Commercial Paper
TRAN -- Tax & Revenue Anticipation Note

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                 CNI CHARTER FUNDS                            31

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2001 (Unaudited)


                                                              LARGE CAP VALUE   LARGE CAP GROWTH       TECHNOLOGY        CORPORATE
                                                                EQUITY FUND        EQUITY FUND         GROWTH FUND       BOND FUND
                                                                   (000)              (000)              (000)(1)          (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                      $   255            $    79                 $ 10           $   17
   Interest                                                           --                 --                   --              808
                                                                 -------            -------             --------           ------
   Total Income                                                      255                 79                   10              825

EXPENSES:
   Investment Advisory Fees                                           90                 63                    8               50
   Administrative Fees                                                22                 15                    1               19
   Shareholder Servicing Fees--Institutional Class                    36                 23                    2               31
   Shareholder Servicing Fees--Class A (2)                             2                  2                    1               --
   Shareholder Servicing Fees--Class S (2)                            --                 --                   --               --
   Custodian Fees                                                      2                  1                   --                1
   Professional Fees                                                   2                  1                   --                2
   Transfer Agent Fees                                                 1                  1                   --                1
   Printing Fees                                                       1                  1                   --                1
   Trustee Fees                                                       --                 --                   --               --
   Registration and Filing Fees                                        4                  3                    1                3
   Insurance and Other Fees                                            1                  1                   --                1
   Organizational Fees                                                --                 --                   --               --
                                                                 -------            -------             --------           ------
   Total Expenses                                                    161                111                   13              109
                                                                 -------            -------             --------           ------
   Less, Waiver of:
   Investment Advisory Fees                                          (13)                (8)                  (2)             (15)
   Administrative Fees                                                --                 --                   --               --
   Shareholder Servicing Fees--Class A (2)                            --                 --                   --               --
   Shareholder Servicing Fees--Class S (2)                            --                 --                   --               --
   Transfer Agent Fees                                                --                 --                   --               --
                                                                 -------            -------             --------           ------
   Net Expenses                                                      148                103                   11               94
NET INVESTMENT INCOME (LOSS)                                         107                (24)                  (1)             731
                                                                 -------            -------             --------           ------
   Net Realized Gain (Loss) From Security Transactions             2,139             (1,768)                  --               63
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                              (4,137)            (3,888)              (1,208)             876
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            $(1,891)           $(5,680)             $(1,209)          $1,670
                                                                 -------            -------             --------           ------

(1) Commenced operations on October 3, 2000.
(2) Includes class specific distribution expenses.
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
32
                               CNI CHARTER FUNDS



                                                                                   CALIFORNIA                             PRIME
                                                                 GOVERNMENT        TAX EXEMPT          HIGH YIELD         MONEY
                                                                  BOND FUND         BOND FUND          BOND FUND       MARKET FUND
                                                                    (000)             (000)              (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                        $    7             $    4             $    8           $   953
   Interest                                                           326                271                610            17,888
                                                                   ------             ------             ------           -------
   Total Income                                                       333                275                618            18,841

EXPENSES:
   Investment Advisory Fees                                            24                 16                 39               757
   Administrative Fees                                                  8                  9                  8               454
   Shareholder Servicing Fees--Institutional Class                     14                 15                 12               276
   Shareholder Servicing Fees--Class A (2)                             --                 --                  3             1,039
   Shareholder Servicing Fees--Class S (2)                             --                 --                 --               404
   Custodian Fees                                                       1                  1                  1                36
   Professional Fees                                                    1                  1                  1                42
   Transfer Agent Fees                                                 --                 --                 --                26
   Printing Fees                                                        1                  1                  1                19
   Trustee Fees                                                        --                 --                 --                 6
   Registration and Filing Fees                                         1                  1                  1                34
   Insurance and Other Fees                                            --                 --                 --                 9
   Organizational Fees                                                 --                 --                 --                12
                                                                   ------             ------             ------           -------
   Total Expenses                                                      50                 44                 66             3,114
                                                                   ------             ------             ------           -------
   Less, Waiver of:
   Investment Advisory Fees                                           (12)               (15)               (12)             (242)
   Administrative Fees                                                 --                 --                 --                --
   Shareholder Servicing Fees--Class A (2)                             --                 --                 --              (388)
   Shareholder Servicing Fees--Class S (2)                             --                 --                 --               (43)
   Transfer Agent Fees                                                 --                 --                 --                (5)
                                                                   ------             ------             ------           -------
   Net Expenses                                                        38                 29                 54             2,436
NET INVESTMENT INCOME (LOSS)                                          295                246                564            16,405
                                                                   ------             ------             ------           -------
   Net Realized Gain (Loss) From Security Transactions                 79                 44                (30)             (975)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                  313                182               (459)               --
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATION                 $687               $472               $ 75           $15,430
                                                                   ------             ------             ------           -------


                                                                                 CALIFORNIA
                                                                 GOVERNMENT      TAX EXEMPT
                                                                   MONEY            MONEY
                                                                MARKET FUND      MARKET FUND
                                                                   (000)            (000)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend                                                      $     --          $      4
   Interest                                                        66,703             9,541
                                                                 --------          --------
   Total Income                                                    66,703             9,545

EXPENSES:
   Investment Advisory Fees                                         2,755               771
   Administrative Fees                                              1,057               436
   Shareholder Servicing Fees--Institutional Class                     43                11
   Shareholder Servicing Fees--Class A (2)                          7,654             2,081
   Shareholder Servicing Fees--Class S (2)                            176                41
   Custodian Fees                                                     119                34
   Professional Fees                                                  170                55
   Transfer Agent Fees                                                 86                25
   Printing Fees                                                       64                18
   Trustee Fees                                                        18                 5
   Registration and Filing Fees                                        97                20
   Insurance and Other Fees                                            30                 9
   Organizational Fees                                                 --                --
                                                                 --------          --------
   Total Expenses                                                  12,269             3,506
                                                                 --------          --------
   Less, Waiver of:
   Investment Advisory Fees                                          (303)             (503)
   Administrative Fees                                                (47)               (4)
   Shareholder Servicing Fees--Class A (2)                         (2,864)             (751)
   Shareholder Servicing Fees--Class S (2)                            (19)               (4)
   Transfer Agent Fees                                                (18)               (5)
                                                                 --------          --------
   Net Expenses                                                     9,018             2,239
NET INVESTMENT INCOME (LOSS)                                       57,685             7,306
                                                                 --------          --------
   Net Realized Gain (Loss) From Security Transactions                 --                --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                   --                --
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATION              $57,685            $7,306
                                                                 --------          --------



                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                                                              33
                                CNI CHARTER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2001 (Unaudited) and the year ended September 30,

                                                       LARGE CAP VALUE              LARGE CAP GROWTH              TECHNOLOGY
                                                      EQUITY FUND (000)             EQUITY FUND (000)          GROWTH FUND (000)
                                                 --------------------------     ------------------------      ------------------
                                                    2001          2000(1)          2001         2000(1)             2001(2)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                   $   107         $   158         $   (24)      $   (48)           $     (1)
   Net Realized Gain (Loss) from
     Security Transactions                          2,139           2,477          (1,768)          (23)                 --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                 (4,137)         (2,369)         (3,888)       (1,423)             (1,208)
                                                  -------         -------         -------       -------            --------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                   (1,891)            266          (5,680)       (1,494)             (1,209)
                                                  -------         -------         -------       -------            --------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                               (106)           (157)             --            --                  (1)
   Class A                                             (1)             (1)             --            --                  --
   Realized Capital Gains:
   Institutional Class                             (2,481)             --              --            --                  --
   Class A                                            (61)             --              --            --                  --
                                                  -------         -------         -------       -------            --------
     Total Distributions                           (2,649)           (158)             --            --                  (1)
                                                  -------         -------         -------       -------            --------

CAPITAL SHARE TRANSACTIONS:
   Institutional Class:
   Proceeds from Shares Issued                      4,852           5,025           3,888         6,709               2,156
   Proceeds from In-Kind Transaction (note 8)          --          27,331              --        21,323                  --
   Reinvestment of Distributions                      464              22              --            --                   1
   Cost of Shares Redeemed                         (2,638)         (3,150)         (3,672)       (4,964)                (47)
                                                  -------         -------         -------       -------            --------
     Increase (Decrease) in Net Assets From
       Institutional Class Share Transactions       2,678          29,228             216        23,068               2,110
                                                  -------         -------         -------       -------            --------
   Class A:
   Proceeds from Shares Issued                        560           2,027             446         2,084                 671
   Reinvestment of Distributions                       49              --              --            --                  --
   Cost of Shares Redeemed                           (614)         (1,287)           (329)       (1,427)                 --
                                                  -------         -------         -------       -------            --------
     Increase (Decrease) in Net Assets From
       Class A Share Transactions                      (5)            740             117           657                 671
                                                  -------         -------         -------       -------            --------
Net Increase (Decrease)in Net Assets From
   Capital Share Transactions                       2,673          29,968             333        23,725               2,781
                                                  -------         -------         -------       -------            --------
Total Increase (Decrease) in Net Assets            (1,867)         30,076          (5,347)       22,231               1,571
                                                  -------         -------         -------       -------            --------

NET ASSETS:
   Beginning of Period                             30,076             --           22,231            --                  --
                                                  -------         -------         -------       -------            --------
   End of Period                                  $28,209         $30,076         $16,884       $22,231            $  1,571
                                                  -------         -------         -------       -------            --------

CAPITAL SHARES ISSUED AND REDEEMED:
   Institutional Class:
   Shares Issued                                      529             518             497           683                 220
   Shares Issued in Connection With In-Kind
     Transactions (note 8)                             --           2,733              --         2,132                  --
   Shares Issued in Lieu of Cash Distribution          50               2              --            --                  --
   Shares Redeemed                                   (277)           (331)           (441)         (505)                 (6)
                                                  -------         -------         -------       -------            --------
     Total Institutional Class Transactions           302           2,922              56         2,310                 214
                                                  -------         -------         -------       -------            --------
   Class A:
   Shares Issued                                       63             201              52           210                  95
   Shares Issued in Lieu of Cash Distribution           5              --              --            --                  --
   Shares Redeemed                                    (66)           (128)            (43)         (147)                 --
                                                  -------         -------         -------       -------            --------
     Total Class A Transactions                         2              73               9            63                  95
                                                  -------         -------         -------       -------            --------
     Net Increase (Decrease) in Capital Shares        304           2,995              65         2,373                 309
                                                  -------         -------         -------       -------            --------

(1)  Commenced operations on January 14, 2000.
(2)  Commenced operations on October 3, 2000.
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
34                              CNI CHARTER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2001 (Unaudited) and the year ended September 30,

            CORPORATE                      GOVERNMENT               CALIFORNIA TAX EXEMPT                   HIGH YIELD
          BOND FUND (000)                 BOND FUND (000)                BOND FUND (000)                   BOND FUND (000)
 ------------------------------  ------------------------------------------------------------  -----------------------------------
        2001          2000(1)           2001           2000(1)          2001            2000(1)         2001             2000(1)
 ---------------------------------------------------------------------------------------------------------------------------------

       $ 731       $   861           $  295       $    425         $    246          $  388           $  564        $   529

          63            (6)              79           (128)              44              19              (30)             5

          876           310              313            292              182             236             (459)          (227)
     --------       -------          -------        -------          -------         -------          -------        -------

        1,670         1,165              687            589              472             643               75            307
     --------       -------          -------        -------          -------         -------          -------        -------



         (726)         (858)            (294)          (425)            (247)           (387)            (504)          (475)
           (6)           (3)              (1)            --               --              --              (60)           (54)

          (43)           --               --             --              (19)             --               (5)            --
           (1)           --               --             --               --              --               (1)            --
     --------       -------          -------        -------          -------         -------          -------        -------
         (776)         (861)            (295)          (425)            (266)           (387)            (570)          (529)
     --------       -------          -------        -------          -------         -------          -------        -------



        6,184         6,805            1,076          2,670            1,593           1,320              285          9,784
           --        18,018               --         13,321               --          13,419               --             --
          142           147               28             30                3              --              307            356
       (2,616)       (2,561)          (1,628)        (4,952)            (707)         (3,357)            (774)           (68)
     --------       -------          -------        -------          -------         -------          -------        -------

        3,710        22,409             (524)        11,069              889          11,382             (182)        10,072
     --------       -------          -------        -------          -------         -------          -------        -------

           --           682               --             49               --               1              329          1,447
            2            --               --             --               --              --               27             54
         (399)         (260)             (49)            --               --              --             (158)          (431)
     --------       -------          -------        -------          -------         -------          -------        -------

         (397)          422              (49)            49               --               1              198          1,070
     --------       -------          -------        -------          -------         -------          -------        -------

        3,313        22,831             (573)        11,118              889          11,383               16         11,142
     --------       -------          -------        -------          -------         -------          -------        -------
        4,207        23,135             (181)        11,282            1,095          11,639             (479)        10,920
     --------       -------          -------        -------          -------         -------          -------        -------


       23,135            --           11,282             --           11,639              --           10,920             --
     --------       -------          -------        -------          -------         -------          -------        -------
      $27,342       $23,135          $11,101        $11,282          $12,734         $11,639          $10,441        $10,920
     --------       -------          -------        -------          -------         -------          -------        -------

          598           680              104            266              154             131               30            982

           --         1,802               --          1,332               --           1,342               --             --
           13            15                3              3               --              --               33             36
         (254)         (256)            (158)          (496)             (69)           (334)             (84)            (7)
     --------       -------          -------        -------          -------         -------          -------        -------
          357         2,241              (51)         1,105               85           1,139              (21)         1,011
     --------       -------          -------        -------          -------         -------          -------        -------

           --            68               --              5               --              --               34            145
           --            --               --             --               --              --                2              6
          (39)          (26)              (5)            --               --              --              (17)           (44)
     --------       -------          -------        -------          -------         -------          -------        -------
          (39)           42               (5)             5               --              --               19            107
     --------       -------          -------        -------          -------         -------          -------        -------

          318         2,283              (56)         1,110               85           1,139               (2)         1,118
     --------       -------          -------        -------          -------         -------          -------        -------

Amounts designated as "--" are either $0 or have been rounded to $0.

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                   CNI CHARTER FUNDS                         35

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2001 (Unaudited), the eleven months ended September 30 and the year ended October 31,

                                                                                PRIME MONEY MARKET FUND (000)
                                                                -------------------------------------------------------------
                                                                   2001                    2000(1)                   1999
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                           $  16,405             $     17,243            $   6,502
   Net Realized Gain (Loss) from Security Transactions                  (975)                      --                   --
                                                                  ----------               ----------           ----------
     Net Increase in Net Assets Resulting from Operations             15,430                   17,243                6,502
                                                                  ----------               ----------           ----------

DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                                                (6,165)                  (8,952)              (6,496)
   Class A                                                            (7,471)                  (6,775)                  (3)
   Class S                                                            (2,785)                  (1,538)                  --
                                                                  ----------               ----------           ----------
     Total Distributions                                             (16,421)                 (17,265)              (6,499)
                                                                  ----------               ----------           ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Institutional Class:
   Shares Issued                                                     834,794                1,416,610              349,856
   Shares Issued in Lieu of Cash Distributions                           889                        5                    5
   Shares Redeemed                                                  (791,573)              (1,352,579)            (345,633)
                                                                  ----------               ----------           ----------
     Increase in Net Assets From Institutional
        Class Share Transactions                                      44,110                   64,036                4,228
                                                                  ----------               ----------           ----------
   Class A:
   Shares Issued                                                     699,369                  702,840                5,584
   Shares Issued in Lieu of Cash Distribution                          2,723                    2,136                   --
   Shares Redeemed                                                  (665,748)                (458,681)                (642)
                                                                  ----------               ----------           ----------
     Increase in Net Assets From
        Class A Share Transactions                                    36,344                  246,295                4,942
                                                                  ----------               ----------           ----------
   Class S:
   Shares Issued                                                     203,456                  200,796                  562
   Shares Issued in Lieu of Cash Distribution                             --                       --                   --
   Shares Redeemed                                                  (145,385)                (129,068)                  --
                                                                  ----------               ----------           ----------
     Increase in Net Assets From
       Class S Share Transactions                                     58,071                   71,728                  562
                                                                  ----------               ----------           ----------
Net Increase in Net Assets From Capital Share Transactions           138,525                  382,059                9,732
                                                                  ----------               ----------           ----------
Total Increase in Net Assets                                         137,534                  382,037                9,735
                                                                  ----------               ----------           ----------

NET ASSETS:
   Beginning of Period                                               525,200                  143,163              133,428
                                                                  ----------               ----------           ----------
   End of Period                                                   $ 662,734               $  525,200            $ 143,163
                                                                  ----------               ----------           ----------


(1) The Fund's tax year changed from October 31 to September 30.
(2) Commenced operations on June 21, 1999.
Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
36                             CNI CHARTER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2001 (Unaudited), the eleven months ended September 30 and the year ended October 31,


              GOVERNMENT MONEY MARKET FUND (000)                           CALIFORNIA TAX EXEMPT MONEY MARKET FUND (000)
---------------------------------------------------------------   ----------------------------------------------------------
        2001                2000(1)                1999(2)              2001                 2000(1)              1999(2)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

   $   57,685            $  84,000             $  21,229             $   7,306       $       14,146                $ 4,089
           --                   15                    --                    --                    3                     (1)
 ------------           ----------         -------------         -------------        -------------          -------------
       57,685               84,015                21,229                 7,306               14,149                  4,088
 ------------           ----------         -------------         -------------        -------------          -------------



         (953)                (707)                   --                  (120)                (234)                    --
      (55,545)             (82,391)              (21,228)               (7,041)             (13,877)                (4,083)
       (1,208)                (904)                   (1)                 (128)                 (60)                    --
 ------------           ----------         -------------         -------------        -------------          -------------
      (57,706)             (84,002)              (21,229)               (7,289)             (14,171)                (4,083)
 ------------           ----------         -------------         -------------        -------------          -------------



      216,084               73,308                    --                22,095               55,566                     --
           --                   --                    --                    --                   --                     --
     (198,193)             (45,459)                   --               (20,118)             (48,741)                    --
 ------------           ----------         -------------         -------------        -------------          -------------

       17,891               27,849                    --                 1,977                6,825                     --
 ------------           ----------         -------------         -------------        -------------          -------------

    4,347,533            3,937,923             2,596,166             1,104,115            1,174,490              1,098,793
       34,989               55,346                14,931                 5,149               10,270                  2,980
   (3,926,628)          (3,617,559)           (1,098,960)           (1,090,413)          (1,168,745)              (568,534)
 ------------           ----------         -------------         -------------        -------------          -------------

      455,894              375,710             1,512,137                18,851               16,015                533,239
 ------------           ----------         -------------         -------------        -------------          -------------

      292,483              110,214                   911                36,996               39,260                     --
           --                   --                    --                    --                   --                     --
     (256,096)             (69,532)                   --               (31,632)             (31,537)                    --
 ------------           ----------         -------------         -------------        -------------          -------------

       36,387               40,682                   911                 5,364                7,723                     --
 ------------           ----------         -------------         -------------        -------------          -------------
      510,172              444,241             1,513,048                26,192               30,563                533,239
 ------------           ----------         -------------         -------------        -------------          -------------
      510,151              444,254             1,513,048                26,209               30,541                533,244
 ------------           ----------         -------------         -------------        -------------          -------------


    1,957,302            1,513,048                    --               563,785              533,244                     --
 ------------           ----------         -------------         -------------        -------------          -------------
   $2,467,453           $1,957,302           $ 1,513,048            $  589,994           $  563,785             $  533,244
 ------------           ----------         -------------         -------------        -------------          -------------



                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                CNI CHARTER FUNDS                            37

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2001 (Unaudited) and the year ended September 30,


---------------------------------------------------------------------------------------------------------------------------------


                                    Net
               Net              Realized and               Distributions   Net               Net                    Ratio of
              Asset      Net     Unrealized  Distributions     from       Asset            Assets       Ratio          Net
              Value   Investment   Gains       from Net      Realized     Value              End     of Expenses      Income
            Beginning  Income    (Losses) on  Investment      Capital      End      Total of Period  to Average     to Average
            of Period  (Loss)    Securities      Income        Gains    of Period  Return   (000)   Net Assets(1)  Net Assets(1)
            --------- --------- ------------ ------------- ------------ --------- -------- -------- ------------- --------------
LARGE CAP VALUE EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $10.04  $ 0.03     $(0.65)       $(0.03)       $(0.84)     $ 8.55    (6.63)% $27,572     1.00%           0.74%
     2000      10.00    0.06       0.04         (0.06)           --       10.04     0.99    29,344     1.00            0.87
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001     $10.04  $ 0.02     $(0.65)       $(0.02)       $(0.84)     $ 8.55    (6.75)% $   637     1.25%           0.49%
     2000       9.55    0.03       0.49         (0.03)           --       10.04     5.48       732     1.25            0.62

LARGE CAP GROWTH EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $ 9.37  $(0.01)    $(2.44)       $   --        $   --      $ 6.92   (26.15)% $16,380     1.05%          (0.24)%
     2000      10.00   (0.02)     (0.61)           --            --        9.37    (6.30)   21,639     1.05           (0.31)
   CLASS A (COMMENCED OPERATIONS ON MARCH 28, 2000)
     2001     $ 9.35  $(0.02)    $(2.43)       $   --        $   --      $ 6.90   (26.20)% $   504     1.30%          (0.49)%
     2000      10.70   (0.01)     (1.34)           --            --        9.35   (12.62)      592     1.30           (0.56)

TECHNOLOGY GROWTH FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON OCTOBER 3, 2000)
     2001     $10.00  $   --     $(4.91)       $(0.01)       $   --      $ 5.08   (49.15)% $ 1,090     1.20%             --%
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 23, 2000)
     2001     $10.31  $(0.01)    $(5.21)       $(0.01)       $   --      $ 5.08   (50.30)% $   481     1.50%          (0.81)%

CORPORATE BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $10.14  $ 0.30     $ 0.39        $(0.30)       $(0.02)     $10.51     6.93%  $27,307     0.75%           5.88%
     2000      10.00    0.42       0.14         (0.42)           --       10.14     5.76    22,711     0.75            6.09
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001     $10.13  $ 0.29     $ 0.40        $(0.29)       $(0.02)     $10.51     6.90%  $    35     1.00%           5.75%
     2000      10.06    0.31       0.07         (0.31)           --       10.13     3.81       424     1.00            5.84

GOVERNMENT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $10.17  $ 0.28     $ 0.36        $(0.28)       $   --      $10.53     6.33%  $11,100     0.70%           5.37%
     2000      10.00    0.38       0.17         (0.38)           --       10.17     5.64    11,233     0.70            5.49
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001(2)  $10.16  $ 0.26     $ 0.37        $(0.26)       $   --      $10.53     6.32%  $     1     0.95%           5.10%
     2000      10.06    0.23       0.10         (0.23)           --       10.16     3.37        49     0.95            5.24

CALIFORNIA TAX EXEMPT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $10.22  $ 0.22     $ 0.20        $(0.22)       $(0.02)     $10.40     4.09%  $12,733     0.50%           4.22%
     2000      10.00    0.32       0.22         (0.32)           --       10.22     5.43    11,638     0.50            4.50
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001     $10.22  $ 0.21     $ 0.21        $(0.21)       $(0.02)     $10.41     4.09%  $     1     0.75%           4.05%
     2000      10.10    0.20       0.12         (0.20)           --       10.22     3.20         1     0.75            4.25

HIGH YIELD BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $ 9.76  $ 0.51     $(0.42)       $(0.50)       $(0.01)     $ 9.34     0.95%  $ 9,255     1.00%          10.76%
     2000      10.00    0.64      (0.24)        (0.64)           --        9.76     4.21     9,877     1.00            9.41
   CLASS A (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001     $ 9.76  $ 0.49     $(0.42)       $(0.48)       $(0.01)     $ 9.34     0.80%  $ 1,186     1.30%          10.48%
     2000      10.00    0.62      (0.24)        (0.62)           --        9.76     3.94     1,043     1.30            9.11


               Ratio of
               Expenses
              to Average
              Net Assets   Portfolio
              (Excluding    Turnover
              Waivers)(1)    Rate
             ------------ -----------
LARGE CAP VALUE EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         1.09%          27%
     2000         1.12           38
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001         1.34%          27%
     2000         1.37           38

LARGE CAP GROWTH EQUITY FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         1.13%          33%
     2000         1.16           51
   CLASS A (COMMENCED OPERATIONS ON MARCH 28, 2000)
     2001         1.38%          33%
     2000         1.41           51

TECHNOLOGY GROWTH FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON OCTOBER 3, 2000)
     2001         1.36%          --%
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 23, 2000)
     2001         1.66%          --%

CORPORATE BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         0.87%          29%
     2000         0.91            6
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001         1.12%          29%
     2000         1.16            6

GOVERNMENT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         0.91%          63%
     2000         0.97           21
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001(2)      1.16%          63%
     2000         1.22           21

CALIFORNIA TAX EXEMPT BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         0.75%          14%
     2000         0.79           49
   CLASS A (COMMENCED OPERATIONS ON APRIL 13, 2000)
     2001         1.00%          14%
     2000         1.04           49

HIGH YIELD BOND FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         1.23%           5%
     2000         1.31            5
   CLASS A (COMMENCED OPERATIONS ON JANUARY 14, 2000)
     2001         1.53%           5%
     2000         1.61            5

(1)  Annualized.
(2)  Calculated based upon average shares outstanding.

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
38                              CNI CHARTER FUNDS

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2001 (Unaudited), the eleven months ended September 30, and the years ended October 31,


---------------------------------------------------------------------------------------------------------------------


                                                                                                            Ratio of
               Net                                Net                 Net                    Ratio of       Expenses
              Asset              Distributions   Asset              Assets       Ratio          Net        to Average
              Value       Net      from Net      Value                End     of Expenses      Income      Net Assets
            Beginning  Investment Investment      End      Total   of Period  to Average     to Average    (Excluding
            of Period   Income       Income    of Period  Return     (000)   Net Assets(1)  Net Assets(1)  Waivers)(1)
            ---------  --------- ------------- --------- --------   -------- ------------- -------------- ------------
PRIME MONEY MARKET FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON MARCH 23, 1998)
     2001     $1.00       $0.028    $(0.028)    $1.00       2.84%  $  245,436     0.63%       5.58%         0.71%
     2000*     1.00        0.051     (0.051)     1.00       5.24      201,688     0.63        5.62+         0.71
     1999      1.00        0.045     (0.045)     1.00       4.61      137,659     0.63        4.51          0.79
     1998      1.00        0.029     (0.029)     1.00       3.11      133,428     0.63        4.99          0.78
   CLASS A (COMMENCED OPERATIONS ON OCTOBER 18, 1999)
     2001     $1.00       $0.027    $(0.027)    $1.00       2.72%  $  287,116     0.85%       5.39%         1.21%
     2000*     1.00        0.049     (0.049)     1.00       5.03      251,225     0.85        5.61+         1.21
     1999      1.00        0.002     (0.002)     1.00       0.18        4,942     0.85        4.62          1.30
   CLASS S (COMMENCED OPERATIONS ON OCTOBER 26, 1999)
     2001     $1.00       $0.026    $(0.026)    $1.00       2.62%  $  130,182     1.05%       5.16%         1.21%
     2000*     1.00        0.047     (0.047)     1.00       4.83       72,287     1.05        5.47+         1.21
     1999      1.00        0.001     (0.001)     1.00       0.07          562     1.05        4.42          1.30

GOVERNMENT MONEY MARKET FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON APRIL 3, 2000)
     2001     $1.00       $0.028    $(0.028)    $1.00       2.86%  $   45,741     0.63%       5.59%         0.67%
     2000*     1.00        0.029     (0.029)     1.00       2.90       27,849     0.63        5.84          0.68
   CLASS A (COMMENCED OPERATIONS ON JUNE 21, 1999)
     2001     $1.00       $0.027    $(0.027)    $1.00       2.75%  $2,343,733     0.85%       5.44%         1.17%
     2000*     1.00        0.049     (0.049)     1.00       4.96    1,887,860     0.85        5.32          1.18
     1999      1.00        0.016     (0.016)     1.00       1.58    1,512,137     0.85        4.33          1.15
   CLASS S (COMMENCED OPERATIONS ON OCTOBER 6, 1999)
     2001     $1.00       $0.026    $(0.026)    $1.00       2.65%  $   77,979     1.05%       5.13%         1.17%
     2000*     1.00        0.047     (0.047)     1.00       4.77       41,593     1.05        5.39          1.18
     1999      1.00        0.003     (0.003)     1.00       0.30          911     1.05        4.30          1.15

CALIFORNIA TAX EXEMPT MONEY MARKET FUND
   INSTITUTIONAL CLASS (COMMENCED OPERATIONS ON APRIL 3, 2000)
     2001     $1.00       $0.014    $(0.014)    $1.00       1.39%  $    8,802     0.55%       2.72%         0.73%
     2000*     1.00        0.016     (0.016)     1.00       1.64        6,825     0.55        3.29          0.74
   CLASS A (COMMENCED OPERATIONS ON JUNE 21, 1999)
     2001     $1.00       $0.013    $(0.013)    $1.00       1.27%  $  568,105     0.78%       2.54%         1.23%
     2000*     1.00        0.025     (0.025)     1.00       2.55      549,237     0.78        2.74          1.24
     1999      1.00        0.008     (0.008)     1.00       0.79      533,244     0.78        2.17          1.21
   CLASS S (COMMENCED OPERATIONS ON NOVEMBER 12, 1999)
     2001     $1.00       $0.012    $(0.012)    $1.00       1.17%  $   13,087     0.98%       2.34%         1.23%
     2000*     1.00        0.023     (0.023)     1.00       2.30        7,723     0.98        2.69          1.24

 + RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE
   EFFECTS OF ANNUALIZATION.
 * THE FUND'S TAX YEAR CHANGED FROM OCTOBER 31 TO SEPTEMBER 30.
(1) ANNUALIZED.

                                 See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                   CNI CHARTER FUNDS                          39

NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

1. Organization:

The CNI Charter Funds, a Delaware business trust (the "Trust"), formerly named the Berkeley Funds, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, Technology Growth Fund (collectively the "Equity Funds"), Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund, (collectively the "Fixed Income Funds"), Prime Money Market Fund (formerly, the Money Market Fund), Government Money Market Fund (formerly, the Government Fund), California Tax Exempt Money Market Fund (formerly, the California Tax Exempt Fund) (collectively the "Money Market Funds"), (each a "Fund", collectively, the "Funds"). The Trust's current sponsor, City National Bank, acquired the Trust's former sponsor, North American Trust Company, on December 31, 1998. Following the acquisition, the Trust's name was changed to the CNI Charter Funds. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income and Equity Funds, which are listed on a securities exchange for which market quotations are available, are valued by independent pricing services at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities are valued at the mean between last available bid and ask price. Unlisted securities (of which there were none on March 31, 2001) for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. For securities sold, realized gains or losses are determined on the basis of the identified cost of the securities delivered.

TBA TRANSACTIONS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund records TBAsecurities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly for the Money Market and Fixed Income Funds. Distributions from net investment income are declared and paid quarterly for the Equity Funds. Any net


--------------------------------------------------------------------------------
40                              CNI CHARTER FUNDS

March 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

realized capital gains are distributed to shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

ORGANIZATIONAL COSTS -- Organizational costs of the Prime Money Market Fund have been capitalized and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.


3. Administration, Transfer Agent, Distribution and Shareholder Services
   Agreements:

Pursuant to an administration agreement dated April 1, 1999 (the "Agreement"), SEI Investments Mutual Funds Services ("SIMFS"), a wholly owned subsidiary of SEIInvestments Company, acts as the Trust's Administrator. Under the terms of the Agreement, SEIis entitled to receive an annual fee of 0.15% of the average daily net assets of the Prime Money Market Fund, 0.101% of the average daily net assets of the Government Money Market Fund, 0.155% of the average daily net assets of the California Tax Exempt Money Market Fund, and 0.15% of the average daily net assets of the Equity and Fixed Income Funds. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator. Pursuant to a separate agreement with the Administrator, City National Bank performs sub-administration services on behalf of the Equity and Fixed Income Funds, for which it receives a fee paid by the Administrator at an annual rate of up to 0.075% of the average daily net assets of such funds. For the period ended March 31, 2001, City National Bank received sub-administration fees from the Equity and Fixed Income Funds in the amount of approximately $41,000.

The Funds have adopted Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A and S Shares that allow each Fund to pay distribution and services fees. The Distributor, as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds; and 0.25% of the Class A Shares of the Equity and Fixed Income Funds, with the exception of 0.30% of the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

--------------------------------------------------------------------------------
                             CNI CHARTER FUNDS                               41

March 31, 2001 (Unaudited)


--------------------------------------------------------------------------------

On April 1, 1999, SEI Investments Fund Management assumed the role of Transfer Agent whereby they provide services at an annual rate of $15,000 per fund. SEI Investments Fund Management has agreed to absorb certain transfer agency related expenses on behalf of the Fund. At March 31, 2001, the Funds had approximately $24,000 in transfer agent fee payable to SEI Investment Fund management.

On April 1, 1999, First Union National Bank assumed the role of Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Funds have also adopted a Shareholder Services Agreement that permits payment of compensation to service providers, that may include City National Bank, that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A or Class S Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. For the period ended March 31, 2001, City National Bank received Shareholder Servicing fees from the Funds in the amount of approximately $3,073,000.

Certain officers of the Trust are also officers of City National Bank (the "Adviser"), SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. Investment Advisory Fees and Other Transactions with Affiliates:

City National Bank ("the Adviser") serves the role of Investment Adviser. Under the terms of the current agreements, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

Wellington Management Company, LLP ("Wellington Management") acts as the Investment Sub-Adviser on behalf of the Government Money Market Fund.

Weiss, Peck, & Greer, LLC ("WP&G") acts as the Investment Sub-Adviser on behalf of the California Tax Exempt Money Market Fund.

Credit Suisse Asset Management, LLC ("CSAM") acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

The Adviser has contractually agreed to limit their fees or reimburse the expenses of the Institutional Class shares of the Prime Money Market Fund. The Adviser may remove this limit at any time after March 31, 2001, and under certain conditions may recoup the expenses it has reimbursed or absorbed within three years after they occur if such repayments can be achieved within the Fund's then current expense limit. For the Large Cap Value Equity, Large Cap Growth Equity, Technology Growth, Corporate Bond, Government Bond, California Tax Exempt Bond, High Yield Bond, Government Money Market, California Tax Exempt Money Market, and all other classes of the Prime Money Market Fund, the Adviser has voluntarily agreed to limit its fees or reimburse the expenses to the extent necessary to keep the operating expenses at or below certain percentages of the respective average daily net assets. The con-

--------------------------------------------------------------------------------
42                                  CNI CHARTER FUNDS

March 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

tractual and voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                   Large Cap  Large Cap
                     Value      Growth   Technology  Corporate
                    Equity      Equity     Growth      Bond
                     Fund        Fund       Fund       Fund
                   ---------  ---------  ----------  ---------
Institutional Class  1.00%       1.05%      1.20%      0.75%
Class A              1.25%       1.30%      1.50%      1.00%

                                California
                   Government   Tax Exempt      High Yield
                      Bond         Bond            Bond
                      Fund         Fund            Fund
                    ---------   ----------      ----------
Institutional Class   0.70%        0.50%           1.00%
Class A               0.95%        0.75%           1.30%

                      Prime                     California
                      Money     Government      Tax Exempt
                     Market    Money Market    Money Market
                      Fund         Fund            Fund
                    --------   ------------    ------------
Institutional Class  0.63%         0.63%           0.55%
Class A              0.85%         0.85%           0.78%
Class S              1.05%         1.05%           0.98%


The Trust and the Distributor are parties to a Distribution Agreement dated April 8, 1999. The Distributor receives no fees for its distribution services under this agreement.

At March 31, 2001, the following fees were payable to the Adviser net of waivers from each fund:

                                                 Sub-    Share-   Distri-
                                    Investment Adminis-  holder   bution
                                     Advisory   trative Services Services
                                       Fee       Fee      Fee      Fee
                                      (000)     (000)    (000)    (000)
                                    ---------- -------- -------- --------
Large Cap Value Equity Fund             $ 12   $   2      $  6    $ --
Large Cap Growth Equity Fund               6       1         6      --
Technology Growth Fund                     1      --        --      --
Corporate Bond Fund                        7       2         6      --
Government Bond Fund                       2       1         2      --
California Tax Exempt
   Bond Fund                              --       1         3      --
High Yield Bond Fund                       5       1         2      --
Prime Money Market Fund                   99      --       115     129
Government Money
   Market Fund                           455      --       339     594
California Tax Exempt
   Money Market Fund                      48      --        89     147


5. Investment Transactions:

The cost of security purchases and proceeds from the sale of securities, other than temporary investments in short-term securities for the period ended March 31, 2001, were as follows for the Equity and Fixed Income Funds:

                                       Purchases           Sales
                                         U.S.               U.S.
                                      Government  Other  Government    Other
FUND                                     (000)    (000)     (000)      (000)
----                                  ----------  -----  ----------   ------
Large Cap Value Equity
  Fund                                    $  --  $ 7,738    $   --    $ 8,206
Large Cap Growth Equity
  Fund                                       --    6,321        --      6,260
Technology Growth Fund                       --    2,640        --         --
Corporate Bond Fund                       5,391    4,163     2,058      4,813
Government Bond Fund                      6,703       --     7,721         --
California Tax Exempt
  Bond Fund                                  --    1,984       --       1,620
High Yield Bond Fund                         --      924       --         502

At March 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at March 31, 2001 for each of the Fixed Income and Equity Funds is as follows:

                                                         Net Appreciation
                             Appreciation   Depreciation   (Depreciation)
FUND                             (000)        (000)            (000)
------------------           ------------ ------------ -----------------
Large Cap Value Equity
 Fund                         $ 7,236      $(1,166)        $ 6,070
Large Cap Growth Equity
 Fund                             819       (3,613)         (2,794)
Technology Growth Fund             26       (1,234)         (1,208)
Corporate Bond Fund               935          (26)            909
Government Bond Fund              236           (3)            233
California Tax Exempt
 Bond Fund                        343          (12)            331
High Yield Bond Fund              378       (1,064)           (686)


--------------------------------------------------------------------------------
                                CNI CHARTER FUNDS                             43

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
March 31, 2001 (Unaudited)


--------------------------------------------------------------------------------

6. California Utilities:

On January 9, 2001, Standard & Poor's and Moody's credit rating agencies lowered their commercial paper ratings from A-1/P-1 to A-3/P-3 for Pacific Gas & Electric. The Adviser, in anticipation of the downgrades, eliminated the risk associated with these securities. The losses generated by selling the securities in the Prime Money Market Fund totaled $978,885 and did not affect the $1.00 net asset value.


7. Concentration of Credit Risk:

CALIFORNIA TAX EXEMPT FUNDS-SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by the general financial condition of the State of California.

8. Affiliated Transactions:

On January 18, 2000, the net assets of City National Bank Collective  Investment
Funds: The CNI Growth Equity, CNI-EBT Equity, CNI-EBT Large Cap Growth Equity, CNI Value Equity, CNI-EBT Large Cap Value Equity, CNI Fixed Income, CNI-EBT Fixed Income, CNI Taxable Fixed Income, CNI-EBT Government Securities and
CNI-EBT Tax Exempt Fixed Income Funds, consisting entirely of securities and certain related receivables, were converted on a tax-free basis into the Large Cap Growth Equity, Large Cap Value Equity, Corporate Bond, Government Bond, and California Tax Exempt Bond Funds. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                              Net Assets    Unrealized Gain
Common Trust Fund                (000)       (Loss) (000)
-----------------             ----------    ---------------
CNI Growth Equity Fund (1)      $14,450        $ 1,464
CNI-EBT Equity Fund (1)           1,294            346
CNI-EBT Large Cap Growth Equity
 Fund (1)                         5,579            707
CNI Value Equity Fund (2)        23,673         12,334
CNI-EBT Large Cap Value Equity
 Fund (2)                         3,658            243
CNI Fixed Income Fund (3)        14,827           (263)
CNI-EBT Fixed Income Fund (3)     3,191            (13)
CNI Taxable Fixed Income
 Fund (4)                        12,715           (374)
CNI-EBT Government Securities
 Fund (4)                           606            (14)
CNI-EBT Tax Exempt Fixed Income
 Fund (5)                        13,419            (87)

(1) Converted into the Large Cap Growth Equity Fund.
(2) Converted into the Large Cap Value Equity Fund.
(3) Converted into the Corporate Bond Fund.
(4) Converted into the Government Bond Fund.
(5) Converted into the California Tax Exempt Bond Fund.


Mutual Funds                 Net Assets     Shares Issued
------------                 ----------     -------------
Large Cap Growth Equity Fund $   100         2,132,293
Large Cap Value Equity Fund      100         2,733,138
Corporate Bond Fund              100         1,801,808
Government Bond Fund             100         1,332,122
California Tax Exempt Bond Fund  100         1,341,878

The Net Asset Value of shares issued in exchange for the assets and the number of shares issued in the tax-free conversions are included in capital share transactions and shares issued and redeemed, respectively, of the Institutional Class in the Statement of Changes in Net Assets for each respective fund.

--------------------------------------------------------------------------------
44                                 CNI CHARTER FUNDS

                               Thank you for your
                                investment with
                               CNI Charter Funds.
                             We value the trust you
                              have placed in us to
                               help you achieve your
                                 financial goals.

[GRAPHIC OMITTED]

[CNI CHARTER FUNDS LOGO OMITTED]

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus. Read it carefully before you invest or send money.

CNI-F-008-03